SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.7%
Alabama — 2.8%
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	$1,000	$1,034
Birmingham, Airport Authority, RB, BAM
5.000%, 07/01/2023	225	225
5.000%, 07/01/2024	325	330
5.000%, 07/01/2028	1,075	1,172
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,522
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	5,000	4,972
Black Belt, Energy Gas District, Ser B, RB
5.250%, 12/01/2053 (A)	290	311
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	665	694
Jefferson County, Refunding Warrants, RB
5.000%, 09/15/2029	3,400	3,585
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,573
Lower Alabama, Gas District, RB
4.000%, 12/01/2050 (A)	5,000	4,976
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	4,800	4,908
5.000%, 09/01/2031	3,140	3,227
5.000%, 09/01/2034	2,000	2,069
Southeast Alabama, Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,244
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
4.000%, 04/01/2049 (A)	5,000	4,993
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	645	694

		46,529

Alaska — 0.1%
Anchorage, Water Revenue, Ser B, RB
5.000%, 05/01/2031	1,500	1,598
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	615	605

		2,203

Arizona — 2.7%
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	1,805	1,849

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	$4,570	$4,407
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)(C)	3,560	1,958
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	3,277	2,993
Glendale, Industrial Development Authority, Inspirata Pointe Project, RB
5.000%, 05/15/2041	500	452
Glendale, Industrial Development Authority, Royal Oaks Life Care Community, RB
4.000%, 05/15/2028	380	357
4.000%, 05/15/2031	500	451
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	2,250	2,372
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
5.750%, 01/01/2036 (B)	1,560	1,221
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	258
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2033	2,000	2,135
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
5.000%, 07/01/2028	600	620
5.000%, 07/01/2029	250	258
5.000%, 07/01/2030	500	516
5.000%, 07/01/2032	1,095	1,130
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
5.000%, 07/01/2030	3,100	3,328
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	350	364
5.000%, 07/01/2032	115	119
5.000%, 07/01/2033	355	367
Phoenix, Industrial Development Authority, Mayo Clinic Project, Ser B, RB
2.950%, 11/15/2052 (A)	4,700	4,700

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	$1,330	$1,342
5.250%, 12/01/2026	4,510	4,616
5.000%, 12/01/2032	2,500	2,608
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	336
4.000%, 12/01/2028	365	341
4.000%, 12/01/2029	385	354
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	1,200	844
5.500%, 10/01/2027 (B)	900	783
University of Arizona, RB
5.000%, 06/01/2029	3,750	3,937
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
5.250%, 08/01/2033	1,000	1,001

		46,017

Arkansas — 0.2%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	975	1,019
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	975	1,019
Fort Smith, Water & Sewer Revenue, RB
5.000%, 10/01/2035	1,500	1,603

		3,641

California — 5.8%
Bay Area, Toll Authority, RB
3.860%, 04/01/2056 (A)	1,115	1,087
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	206
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2053 (A)	565	594
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	7,520	7,455
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (D)	1,910	1,964

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	$370	$375
California State, GO
5.000%, 08/01/2026	2,000	2,122
5.000%, 09/01/2028	3,000	3,202
5.000%, 09/01/2029	1,500	1,601
5.000%, 09/01/2030	3,395	3,618
5.000%, 09/01/2034	3,650	4,293
5.000%, 04/01/2035	850	937
5.000%, 10/01/2042	500	564
5.000%, 11/01/2042	1,500	1,686
4.000%, 11/01/2041	360	360
3.000%, 03/01/2046	2,000	1,580
California State, Health Facilities Financing Authority, Cedars-Sinai Health System, RB
4.000%, 08/15/2040	620	621
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	3,225	3,526
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,904	2,696
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,009
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	1,170	1,187
California State, Public Finance Authority, Enso Village Project, RB
2.375%, 11/15/2028 (B)	355	338
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	379
California State, Public Works Board, Judicial Council Project, Ser A, RB
5.000%, 03/01/2026	1,000	1,000
California State, Ser C, GO
5.000%, 09/01/2030	5,015	5,231
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023 (B)	120	120
California State, Various Purpose, GO
5.000%, 04/01/2033	1,800	2,012
5.000%, 08/01/2035	3,000	3,165

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cathedral, Redevelopment Agency, Successor Agency, Sub-Ser, TA
4.000%, 08/01/2023	$215	$215
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2033	750	768
Foothill-Eastern, Transportation Corridor Agency, Ser C, RB
5.000%, 01/15/2030	190	206
Golden State, Tobacco Securitization Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (D)	3,000	3,123
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (E)	1,450	1,540
5.000%, 06/01/2027 (E)	2,875	3,121
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (D)	4,960	5,514
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (F)	6,375	645
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(F)	68,900	4,000
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	588
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
4.000%, 05/15/2037	500	496
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2032	2,500	2,527
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	1,615	1,564
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	967
Sacramento, Airport System Revenue, Ser B, RB
5.000%, 07/01/2033	500	550
Sacramento, Airport System Revenue, Sub-Ser E, RB
5.000%, 07/01/2033	1,000	1,090

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	$350	$354
San Diego, Association of Governments, Mid-Coast Corridor Transit Project, RB
5.000%, 11/15/2025	3,000	3,076
San Joaquin Hills, Transportation Corridor Agency, RB
5.000%, 01/15/2033	815	904
San Joaquin Hills, Transportation Corridor Agency, Ser Senior Lien A, RB
Pre-Refunded @ 100
5.000%, 01/15/2025 (D)	1,165	1,201
San Jose-Evergreen, Community College District, Ser C-ELECTION, GO
4.000%, 09/01/2041	2,600	2,649
Southern California, Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (D)	4,000	4,164
Stockton, Successor Agency, Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2030	1,750	1,855
5.000%, 09/01/2031	1,815	1,924
University of California, Regents Medical Center Pooled Revenue, RB
5.000%, 05/15/2034	725	848

		96,817

Colorado — 2.8%
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	367
5.000%, 06/15/2031	500	523
Colorado State, Educational & Cultural Facilities Authority, Loveland Classical Schools Project, RB
5.000%, 07/01/2046 (B)	500	454
Colorado State, Health Facilities Authority, Commonspirit Health Project, RB
5.250%, 11/01/2036	1,135	1,234
5.000%, 11/01/2033	875	954
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2034	1,500	1,595
5.000%, 08/01/2037	1,000	1,043
4.000%, 08/01/2038	500	481
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,550	2,359

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	$205	$174
Colorado State, Health Facilities Authority, RB
5.000%, 11/15/2049 (A)	2,265	2,373
Colorado State, Health Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(D)	235	251
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	2,795
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	6,729
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
3.875%, 05/01/2050	825	813
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,318
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,060
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	280	325
5.500%, 11/15/2033	1,030	1,191
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	2,000	2,132
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
5.250%, 11/15/2026	2,000	2,014
5.250%, 11/15/2032	1,010	1,017
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
5.000%, 06/01/2030	1,465	1,535
Denver City & County, Convention Center Expansion Project, Ser A, COP
5.000%, 06/01/2032	1,360	1,422
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	409
5.000%, 12/01/2031	855	873
5.000%, 12/01/2032	1,200	1,222
5.000%, 12/01/2034	1,000	1,012
5.000%, 12/01/2035	800	806
5.000%, 12/01/2036	600	601

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
E-470, Public Highway Authority, Ser B, RB
3.754%, 09/01/2039 (A)	$610	$606
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,041
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	642
5.000%, 07/15/2031	2,060	2,254
5.000%, 07/15/2032	160	175
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (A)	270	258
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	232
Weld County, School District No. RE-4, GO
5.000%, 12/01/2042	2,000	2,222

		46,512

Connecticut — 1.9%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,238
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Project, RB
5.000%, 07/01/2029	840	918
5.000%, 07/01/2030	230	255
5.000%, 07/01/2034	900	953
5.000%, 07/01/2036	700	732
Connecticut State, Health & Educational Facilities Authority, Yale University, RB
1.100%, 07/01/2049 (A)	1,420	1,356
Connecticut State, Housing Finance Authority, RB, GNMA/FNMA/FHLMC
4.250%, 05/15/2042	1,340	1,333
4.000%, 05/15/2047	290	287
Connecticut State, Ser A, GO
4.000%, 01/15/2036	1,105	1,143
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,595
Connecticut State, Ser E, GO
5.000%, 09/15/2029	4,000	4,397
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
5.000%, 09/01/2034	2,500	2,541
4.000%, 05/01/2036	1,300	1,348
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser B, RB
5.000%, 10/01/2030	2,000	2,204

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Connecticut, Ser A, RB
5.000%, 05/01/2037	$5,500	$6,192
5.000%, 05/01/2038	4,740	5,308

		32,800

Delaware — 0.1%
University of Delaware, RB
2.900%, 11/01/2035 (A)	1,000	1,000

District of Columbia — 1.0%
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,398
Metropolitan Washington, Airports Authority, AMT, RB
5.000%, 10/01/2028	2,000	2,108
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	6,205	6,450
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	1,007
Washington Metropolitan, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	3,035

		16,998

Florida — 6.6%
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2030	1,500	1,604
5.000%, 12/01/2037 (A)	4,000	4,142
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,363
5.000%, 10/01/2035	2,000	2,086
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	5,474
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	376
Celebration Pointe, Community Development District No. 1, Alachua County, SAB
4.750%, 05/01/2024	70	70
Central Florida, Expressway Authority, RB
5.000%, 07/01/2029	1,250	1,350
Central Florida, Expressway Authority, RB, AGM
4.000%, 07/01/2034	770	816
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,697

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	$640	$561
4.000%, 08/15/2050	1,900	1,613
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	3,000	2,828
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
5.000%, 06/01/2025	8,000	8,149
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
7.375%, 01/01/2049 (B)	2,465	2,372
7.250%, 07/01/2057 (A)(B)	3,100	3,151
Florida State, Development Finance, Nova Southern University Project, RB
5.000%, 04/01/2026	285	294
5.000%, 04/01/2027	325	341
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
6.500%, 01/01/2049 (A)(B)	1,000	948
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,309
Florida State, Municipal Power Agency, All Requirements Power Project, RB
5.000%, 10/01/2028	1,000	1,035
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,511
5.000%, 10/01/2030	2,945	3,086
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	3,038
Greater Orlando, Aviation Authority, Ser A, AMT, RB
5.000%, 10/01/2030	1,500	1,614
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,874
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2034	4,870	5,425
5.000%, 10/01/2035	3,000	3,324
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (D)	970	975

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	$1,000	$1,115
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,475
Miami Beach, Redevelopment Agency, TA
5.000%, 02/01/2030	2,500	2,515
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2033	2,000	2,022
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.000%, 04/01/2030	430	441
5.000%, 04/01/2031	910	934
Miami-Dade County, School Board Foundation, Ser B, COP
5.000%, 05/01/2026	6,985	7,140
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2038	440	466
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,799
Orange County, Convention Center, RB
5.000%, 10/01/2024	310	315
5.000%, 10/01/2026	755	784
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	3,270	3,454
Orlando, Utilities Commission, Ser ES, RB
5.000%, 10/01/2036	3,500	3,748
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2025 (F)	125	113
0.000%, 10/01/2026 (F)	275	238
0.000%, 10/01/2027 (F)	360	297
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	5,909
Pompano Beach, RB
1.450%, 01/01/2027	450	396
Port Saint Lucie, Utility System Revenue, RB
5.000%, 09/01/2029	1,500	1,574
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	221

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	$3,660	$2,966
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,181
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (F)	305	174
The Villages, Community Development District No. 13, Wildwood, SAB
3.000%, 05/01/2029	960	884
1.800%, 05/01/2026	385	358
The Villages, Community Development District No. 14, Leesburg, SAB
5.125%, 05/01/2037	1,225	1,229
4.750%, 05/01/2032	200	200
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	755	788
4.000%, 10/15/2035	270	271
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	622

		111,055

Georgia — 2.9%
Appling County, Development Authority, Oglethorpe Power, Hatch Project, RB
1.500%, 01/01/2038 (A)	300	283
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	1,500	1,640
5.000%, 07/01/2036	1,000	1,083
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (D)	5,010	5,186
Bartow County, Development Authority, RB
3.950%, 12/01/2032 (A)	930	923
Burke County, Development Authority, Oglethorpe Power, Hatch Project, RB
1.500%, 01/01/2040 (A)	785	741
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2024	1,075	1,089
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,050
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	1,200	860

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	$710	$653
4.000%, 01/01/2054	1,000	806
Georgia State, Main Street Natural Gas, Ser A, RB
4.000%, 12/01/2023	375	375
4.000%, 07/01/2052 (A)	2,910	2,897
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,015
Georgia State, Main Street Natural Gas, Ser B, RB
4.214%, 04/01/2048 (A)	1,865	1,865
4.000%, 08/01/2049 (A)	3,000	3,008
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 03/01/2050 (A)	6,640	6,614
4.000%, 05/01/2052 (A)	2,000	1,984
Georgia State, Main Street Natural Gas, Sub-Ser C, RB
4.000%, 08/01/2048 (A)	1,000	1,001
Georgia State, Municipal Electric Authority, Combined Cycle Project, RB
5.000%, 11/01/2027	710	754
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2032	1,025	1,094
5.000%, 01/01/2035	1,500	1,590
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB, AGM
4.000%, 01/01/2038	585	581
4.000%, 01/01/2041	650	634
4.000%, 01/01/2046	500	480
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.000%, 01/01/2028	4,140	4,298
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	555	558
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
5.000%, 07/01/2026	1,650	1,678
5.000%, 07/01/2027	1,390	1,415
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.875%, 10/01/2048 (A)	260	259
1.000%, 07/01/2049 (A)	730	644

		48,058

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	$2,000	$2,169
5.000%, 10/01/2033	2,205	2,370

		4,539

Hawaii — 0.2%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,183
Hawaii State, Ser FW, GO
4.000%, 01/01/2037	1,000	1,015

		4,198

Idaho — 0.2%
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023 (E)	220	221
Idaho State, Health Facilities Authority, St. Luke's Health System Project, RB
5.000%, 03/01/2030	500	553
5.000%, 03/01/2031	320	358
5.000%, 03/01/2032	500	566
4.000%, 03/01/2033	575	582
Idaho State, Housing & Finance Association, Anser of Idaho Inc Project, Ser OF, RB
3.000%, 05/01/2041	1,000	782

		3,062

Illinois — 10.8%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
0.000%, 01/01/2025 (F)	325	305
Chicago, Airport Authority, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,120
Chicago, Airport Authority, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	2,077
Chicago, Airport Authority, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2029	5,000	5,072
5.000%, 01/01/2036	1,290	1,358
5.000%, 07/01/2038	1,500	1,505
Chicago, Airport Authority, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2030	4,000	4,093
5.000%, 01/01/2032	5,840	5,977
5.000%, 01/01/2033	1,665	1,765
5.000%, 01/01/2035	3,500	3,633
Chicago, Airport Authority, O'Hare International Airport, Ser C, RB
5.000%, 01/01/2031	2,450	2,553

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Board of Education, Dedicated Capital Improvement, RB
5.250%, 04/01/2035	$380	$419
5.250%, 04/01/2036	645	703
5.000%, 04/01/2033	500	519
5.000%, 04/01/2034	620	642
5.000%, 04/01/2036	445	456
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,501
4.000%, 12/01/2047	530	453
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	675
5.000%, 12/01/2028	100	104
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2031	2,840	2,924
5.000%, 12/01/2046	640	619
Chicago, Midway International Airport, Ser A, AMT, RB
5.000%, 01/01/2028	2,970	2,983
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,240
5.250%, 01/01/2029	1,210	1,222
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,166
Chicago, Transit Authority, RB
5.000%, 12/01/2046	1,500	1,523
Chicago, Transit Authority, Ser A, RB
5.000%, 12/01/2045	550	573
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,915
5.000%, 11/01/2027	2,360	2,458
Chicago, Waterworks Revenue, Second Lien Project, RB
5.000%, 11/01/2029	1,000	1,019
5.000%, 11/01/2034	1,500	1,518
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	5,000	5,262
Chicago, Waterworks Revenue, Ser B, RB, AGM
5.000%, 11/01/2037	470	518
5.000%, 11/01/2038	1,150	1,258
Cook County, Ser A, GO
5.000%, 11/15/2029	500	554
5.000%, 11/15/2033	450	500
Cook County, Ser B, GO
4.000%, 11/15/2026	730	745
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,224
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	560	620

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	$1,500	$1,511
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	605	610
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
5.000%, 11/15/2029	1,885	1,947
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	3,265	3,445
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
5.000%, 02/15/2036	2,000	2,093
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
5.000%, 11/15/2033	1,050	1,076
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
5.000%, 11/15/2034	2,000	2,045
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	503
5.000%, 02/15/2027	200	203
5.000%, 02/15/2029	400	407
5.000%, 02/15/2031	365	370
Illinois State, GO
5.500%, 05/01/2030	3,750	4,208
5.250%, 02/01/2030	3,350	3,380
5.250%, 02/01/2032	935	943
5.000%, 11/01/2036	2,970	3,049
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	1,025	1,007
Illinois State, Housing Development Authority, Ser D, RB, GNMA/FNMA/FHLMC
5.500%, 10/01/2053	1,400	1,495
Illinois State, Municipal Electric Agency, Ser A, RB
5.000%, 02/01/2032	5,000	5,115
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,796
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	3,000	3,081
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,769

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	$1,000	$1,165
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	733
5.000%, 03/01/2029	895	973
5.000%, 03/01/2030	2,000	2,199
5.000%, 12/01/2034	780	815
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	4,940
Illinois State, Ser B, GO
5.000%, 03/01/2031	2,000	2,219
5.000%, 10/01/2031	810	896
4.000%, 10/01/2035	4,020	4,017
Illinois State, Ser C, GO
4.000%, 10/01/2037	215	211
Illinois State, Ser D, GO
5.000%, 11/01/2023	1,000	1,005
5.000%, 11/01/2025	1,585	1,636
5.000%, 11/01/2028	1,000	1,065
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,575
Illinois State, Toll Highway Authority, Ser A, RB
5.250%, 01/01/2043	5,000	5,540
5.000%, 12/01/2032	2,000	2,080
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 01/01/2032	1,250	1,263
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	859
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2025	235	241
5.000%, 02/01/2027	1,055	1,120
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2031	775	819
Metropolitan Chicago, Water Reclamation District, Ser C, GO
5.000%, 12/01/2024	640	654
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	261
5.000%, 12/15/2032	255	266
5.000%, 12/15/2033	300	312
5.000%, 12/15/2034	400	415
4.000%, 12/15/2042	1,895	1,761
4.000%, 12/15/2047	4,265	3,838

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Railsplitter, Tobacco Settlement Authority, RB
5.000%, 06/01/2027	$6,100	$6,395
Sales Tax Securitization, RB
5.000%, 01/01/2034	2,500	2,779
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	373
5.000%, 01/01/2027	2,000	2,104
5.000%, 01/01/2028	380	407
5.000%, 01/01/2033	3,000	3,371
5.000%, 01/01/2034	3,760	4,006
5.000%, 01/01/2036	3,750	3,996
5.000%, 01/01/2037	1,000	1,046
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	215
Sales Tax Securitization, Ser C, RB
5.000%, 01/01/2037	635	678
University of Illinois, Ser A, RB
5.000%, 04/01/2028	2,035	2,050

		181,122

Indiana — 1.6%
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	1,930	1,902
Indiana State, Finance Authority, Stadium Project, Ser A, RB
5.250%, 02/01/2035	2,000	2,050
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
5.000%, 10/01/2032	5,025	5,814
4.000%, 10/01/2035	2,725	2,794
4.000%, 10/01/2036	1,485	1,504
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
3.250%, 07/01/2049	380	370
Indiana State, Municipal Power Agency, Ser A, RB
5.000%, 01/01/2032	3,250	3,447
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,456
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,000	5,071
4.400%, 11/01/2045 (A)	1,000	1,020

		27,428

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa — 0.4%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
5.000%, 12/01/2050	$2,515	$2,521
Iowa State, Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
5.250%, 07/01/2053	1,000	1,041
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	1,075	1,083
Iowa State, Tobacco Settlement Authority, Sub-Ser B-1, RB
4.000%, 06/01/2049	610	596
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (A)	1,000	1,021

		6,262

Kansas — 0.2%
Kansas State, Department of Transportation, RB
5.000%, 09/01/2033	2,000	2,072
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027	815	742

		2,814

Kentucky — 1.9%
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 04/01/2048 (A)	10,280	10,266
4.000%, 12/01/2050 (A)	1,775	1,769
Kentucky State, Public Energy Authority, Ser A-1, RB
4.000%, 08/01/2052 (A)	2,945	2,867
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 01/01/2049 (A)	15,725	15,710
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (A)	1,175	1,214

		31,826

Louisiana — 1.2%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
4.056%, 05/01/2043 (A)	390	381
Louisiana State, Highway Improvement, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/15/2024 (D)	1,500	1,526

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	$400	$397
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2030	3,000	3,180
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,363
5.000%, 10/01/2036	1,550	1,650
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
5.000%, 01/01/2028	3,000	3,047
5.000%, 01/01/2032	2,100	2,133
5.000%, 01/01/2033	2,100	2,133
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	548
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	940
2.100%, 06/01/2037 (A)	2,750	2,690
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	558

		20,546

Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	195	197
4.000%, 07/01/2037	265	260

		457

Maryland — 1.4%
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	415	405
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,554
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,057
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	5,000	5,300
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,161

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Transportation Authority, Baltimore/Washington International Airport, AMT, RB
5.000%, 06/01/2027	$4,850	$5,076
Montgomery County, Ser A, GO
Pre-Refunded @ 100
5.000%, 11/01/2024 (D)	1,625	1,665
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	1,867

		23,085

Massachusetts — 2.5%
Massachusetts State, Development Finance Agency, Caregroup Project, Ser H-1, RB
5.000%, 07/01/2025	1,500	1,540
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (B)	120	120
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2028	300	332
5.000%, 10/01/2029	250	282
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
4.160%, 07/01/2049 (A)(B)	550	544
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2027	2,965	3,020
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	154
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,263
Massachusetts State, Development Finance Agency, Wellforce Project, Ser C, RB, AGM
5.000%, 10/01/2023	300	301
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	1,000	1,014
5.000%, 07/01/2030	1,125	1,205
5.000%, 07/01/2031	1,500	1,620
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,549

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	$915	$953
5.000%, 07/01/2028	1,750	1,840
5.000%, 07/01/2029	1,925	2,042
Massachusetts State, Health & Educational Facilities Authority, Partners Health Project, RB
3.450%, 07/01/2027 (A)	3,100	3,100
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,428
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2029	1,855	1,954
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,301
Massachusetts State, School Building Authority, Ser C, RB
5.000%, 08/15/2029	1,370	1,429
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,727
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,805
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
5.000%, 06/01/2037	1,050	1,063
Massachusetts State, Transportation Trust Fund, Metropolitan Highway System Revenue, Ser A, RB
5.000%, 01/01/2034	3,000	3,312

		42,898

Michigan — 1.9%
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2035	1,000	1,134
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	3,880
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,212
Imlay, Community Schools, Ser I, GO, Q-SBLF
5.000%, 05/01/2029	420	473
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	4,089

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2030	$1,000	$1,010
Michigan State, Finance Authority, Government Loan Program, RB
5.000%, 07/01/2034	2,565	2,643
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (D)	2,755	2,841
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,128
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	220
0.400%, 10/15/2023	650	637
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
5.000%, 11/15/2047	345	356
Michigan State, Housing Development Authority, Ser A, RB
5.500%, 12/01/2053	910	970
Michigan State, Housing Development Authority, Ser B, RB
3.750%, 06/01/2050	195	192
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,618
Wayne County, Airport Authority, Ser D, RB
5.000%, 12/01/2030	1,300	1,347
5.000%, 12/01/2031	1,800	1,866

		32,616

Minnesota — 0.9%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,278
5.500%, 01/01/2031	1,085	1,038
5.250%, 01/01/2037	475	353
Cass Lake-Bena, Independent School District No. 115, Ser A, GO
4.000%, 02/01/2040	2,395	2,379
4.000%, 02/01/2041	1,910	1,891
Duluth, Independent School District No. 709, Ser A, COP
5.000%, 02/01/2025	500	512
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	300	320
5.000%, 01/01/2031	300	319

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	$915	$887
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	2,994
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	209
3.000%, 10/01/2041	1,000	792
Minnesota State, Housing Finance Agency, Ser I, RB
3.000%, 01/01/2051	1,300	1,249
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2025	350	357
5.000%, 10/01/2027	600	613

		15,191

Mississippi — 0.1%
Mississippi State, Ser A, RB
5.000%, 10/15/2023	285	286
5.000%, 10/15/2029	300	323
5.000%, 10/15/2030	850	912
Mississippi State, Ser E, RB
5.000%, 10/15/2029	1,000	1,034

		2,555

Missouri — 1.4%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
4.000%, 10/01/2036	995	1,001
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
5.000%, 11/15/2034	3,000	3,082
Missouri State, Health & Educational Facilities Authority, Mercy Health, RB
4.000%, 06/01/2053	2,000	1,824
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2028	1,000	1,045
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	814
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	780	768

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Housing Development Commission, Ser A, RB, GNMA/FNMA/FHLMC
3.500%, 11/01/2050	$535	$522
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
5.000%, 01/01/2027	1,850	1,862
5.000%, 01/01/2028	1,400	1,408
5.000%, 01/01/2029	2,000	2,035
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
5.000%, 12/01/2026	5,135	5,274
St Louis, Airport Revenue, St. Louis Lambert International Airport, AMT, RB
5.000%, 07/01/2032	595	638
5.000%, 07/01/2033	625	669
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	2,350	2,131

		23,073

Nebraska — 0.9%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2034	1,000	1,071
5.000%, 09/01/2036	2,000	2,111
5.000%, 09/01/2037	2,860	2,987
5.000%, 09/01/2042	730	744
Nebraska State, Public Power District, Ser C, RB
5.000%, 01/01/2024	775	782
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
5.000%, 01/01/2030	5,500	5,586
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	1,700	1,877
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (A)	700	659

		15,817

Nevada — 0.7%
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,315
Clark County, Ser B, GO
5.000%, 11/01/2029	5,000	5,299
Las Vegas, Convention & Visitors Authority, Ser B, RB
5.000%, 07/01/2024	200	203
5.000%, 07/01/2038	2,000	2,175

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Las Vegas, Convention & Visitors Authority, Ser C, RB
5.000%, 07/01/2030	$525	$533
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	619
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	431
Sparks, Sales Tax Revenue, Ser A, RB
2.500%, 06/15/2024 (B)	105	105

		11,680

New Hampshire — 0.0%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	300	286
4.000%, 01/01/2030	285	269
4.000%, 01/01/2031	290	270

		825

New Jersey — 3.6%
New Jersey State, COVID-19 Emergency Bonds, GO
5.000%, 06/01/2025	890	919
4.000%, 06/01/2031	1,000	1,065
4.000%, 06/01/2032	3,070	3,274
New Jersey State, Economic Development Authority, Bridge Project, RB
5.000%, 11/01/2029	285	313
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,175
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,051
5.000%, 06/01/2037	1,225	1,265
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 03/01/2028	1,300	1,391
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
5.250%, 06/15/2027	1,395	1,435
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Pre-Refunded @ 100
5.250%, 06/15/2025 (D)	1,605	1,672
5.000%, 06/15/2025 (D)	1,020	1,057

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Educational Facilities Authority, Ser C, RB, AGM
4.000%, 07/01/2050	$130	$122
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,341
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,826
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2030	1,400	1,500
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,430
5.000%, 12/01/2028	1,450	1,529
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,572
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	2,000	2,090
5.000%, 06/15/2029	3,500	3,659
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,732
5.000%, 12/15/2024	280	285
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2031	955	1,067
5.000%, 06/15/2038	255	275
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2038	1,250	1,347
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,342
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	2,230	2,371
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,053

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2031	$1,250	$1,358
5.000%, 01/01/2032	4,000	4,346
5.000%, 01/01/2033	350	380
Newark, Board of Education, GO
5.000%, 07/15/2023	300	300
Newark, Board of Education, GO, BAM
5.000%, 07/15/2026	525	551
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	285	296
5.000%, 01/01/2033	425	441
5.000%, 01/01/2034	570	590
5.000%, 01/01/2036	570	584

		61,004

New Mexico — 0.1%
New Mexico State, Mortgage Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
3.500%, 01/01/2051	865	844
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	650	611

		1,455

New York — 7.7%
Brookhaven, Local Development, Jefferson's Ferry Project, RB
1.625%, 11/01/2025	65	60
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2029	450	477
5.000%, 07/01/2031	525	562
Huntington, Local Development, Fountaingate Gardens Project, Ser S, RB
3.000%, 07/01/2025	10	10
Long Island, Power Authority, RB
5.000%, 09/01/2033	250	270
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	1,991
Long Island, Power Authority, Ser B, RB
0.850%, 09/01/2050 (A)	1,500	1,398
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (A)	1,000	1,009
5.000%, 11/15/2045 (A)	500	535
Metropolitan New York, Transportation Authority, Ser B1, RB
5.000%, 11/15/2029	4,140	4,166

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	$4,000	$4,250
4.000%, 11/15/2032	1,500	1,489
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/2030	1,000	1,034
Metropolitan New York, Transportation Authority, Ser D-1, RB
5.000%, 11/15/2029	1,000	1,026
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,432
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,016
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	5,000	5,354
5.000%, 01/15/2036	1,000	1,104
5.000%, 08/01/2039	605	648
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	306
3.000%, 01/01/2034	740	680
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	118
5.000%, 03/01/2030	100	110
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	492
5.000%, 08/01/2032	1,810	2,057
5.000%, 08/01/2047	1,250	1,340
4.000%, 08/01/2037	4,000	4,058
New York City, Ser B-1, GO
4.000%, 10/01/2035	500	515
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,814
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,695	1,706
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	6,240	7,051
5.000%, 10/01/2033	280	327
New York City, Sub-Ser D-4, GO
2.850%, 08/01/2040 (A)(G)	2,200	2,200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB
5.000%, 07/15/2035	$1,650	$1,841
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 11/01/2043	2,500	2,469
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
4.000%, 11/01/2035	185	191
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-1, RB
4.000%, 02/01/2038	410	414
New York City, Water & Sewer System, Finance Authority, Ser DD, RB
4.125%, 06/15/2047	690	684
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
3.000%, 06/15/2040	1,800	1,505
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Pre-Refunded @ 100
5.250%, 07/01/2024 (D)	910	928
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM
Pre-Refunded @ 100
5.000%, 10/01/2028 (D)	5	5
New York State, Dormitory Authority, RB
3.000%, 03/15/2050	5,000	3,774
New York State, Dormitory Authority, Ser 2015B-B, RB
5.000%, 03/15/2030	5,000	5,207
New York State, Dormitory Authority, Ser E, RB
4.000%, 03/15/2038	4,845	4,888
3.000%, 03/15/2041	1,500	1,241
New York State, Dormitory Authority, State University Project, Ser A, RB
5.000%, 07/01/2035	2,000	2,154
New York State, Dormitory Authority, Unrefunded School Districts, RB, AGM
5.000%, 10/01/2033	3,245	3,536
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
2.750%, 02/15/2044	610	445

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
2.875%, 11/15/2046	$1,170	$862
1.200%, 11/15/2028	1,355	1,148
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 04/01/2025	1,000	989
3.150%, 04/01/2024	920	915
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	991
New York State, Thruway Authority, Ser A-1-GROUP, RB
4.000%, 03/15/2036	2,895	2,986
New York State, Thruway Authority, Ser J, RB
5.000%, 01/01/2027	2,095	2,112
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,281
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2034	4,000	4,114
5.000%, 10/01/2040	2,625	2,655
4.000%, 10/01/2030	4,550	4,521
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2024	125	126
5.000%, 12/01/2025	115	117
5.000%, 12/01/2030	650	697
5.000%, 12/01/2033	775	835
5.000%, 12/01/2036	4,000	4,212
5.000%, 12/01/2037	3,000	3,137
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2029	550	598
5.000%, 12/01/2030	125	138
New York State, Urban Development Authority, Personal Income Tax, RB
5.000%, 03/15/2032	2,000	2,025
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
4.000%, 03/15/2043	2,315	2,277
New York State, Utility Debt Securitization Authority, RB
5.000%, 12/15/2033	1,810	1,893
Triborough, Bridge & Tunnel Authority, RB
0.000%, 11/15/2036 (F)	905	521

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	$1,000	$1,022
5.000%, 06/01/2030	525	549
5.000%, 06/01/2031	525	548
Westchester County, Local Development, Pace University Project, Ser A, RB
5.000%, 05/01/2034	2,350	2,356
Westchester County, Local Development, Senior Learning Center Project, RB
2.875%, 07/01/2026 (B)	1,055	1,001
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	2,000	2,084

		129,597

North Carolina — 1.0%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,416
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,610
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,623
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (A)	1,565	1,527
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	486
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
5.500%, 01/01/2054	630	672
3.750%, 07/01/2052	1,680	1,645
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	281
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	698
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	596
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	1,000	1,079

		16,633

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Dakota — 0.0%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
3.550%, 07/01/2033	$380	$372

Ohio — 1.9%
Allen County, Hospital Facilities Revenue, RB
5.000%, 12/01/2028	750	819
American Municipal Power, Ser A, RB
5.000%, 02/15/2027	5,000	5,044
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,639
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	3,100	2,868
0.000%, 06/01/2057 (F)	7,035	781
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,043
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,623
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	977
Ohio State, Higher Educational Facility Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2029	2,615	2,830
Ohio State, Higher Educational Facility Commission, Kenyon College Project, RB
5.000%, 07/01/2035	680	768
5.000%, 07/01/2037	300	332
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
5.000%, 01/01/2031	1,250	1,350
2.750%, 01/01/2052 (A)	480	465
Ohio State, Hospital Facility Authority, University Hospital Health System Project, Ser B, RB
5.000%, 01/15/2050 (A)	3,230	3,293
Ohio State, Housing Finance Agency, Ser A, RB
3.000%, 03/01/2052	750	719
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	666

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.250%, 12/01/2025 (B)	$1,100	$1,034

		31,251

Oklahoma — 0.1%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
5.250%, 08/15/2043	1,510	1,407

Oregon — 0.9%
Clackamas County, Hospital Facility Authority, Rose Villa Project, Ser A, RB
5.125%, 11/15/2040	500	473
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
5.000%, 06/15/2024	250	254
5.000%, 06/15/2025	275	285
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	272
5.000%, 08/15/2034	1,000	1,093
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,486
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,011
5.000%, 06/01/2035	2,500	2,579
Oregon State, Facilities Authority, PeaceHealth, Ser B, RB
2.900%, 08/01/2034 (A)(G)	1,200	1,200
Oregon State, GO
5.000%, 05/01/2040	1,970	2,226
Port of Portland, Airport Revenue, Portland International Airport, Ser 28, AMT, RB
4.000%, 07/01/2036	2,000	1,989
Umatilla County, School District No. 8R Hermiston, Ser A, GO
0.000%, 06/15/2027 (F)	1,000	863

		14,731

Pennsylvania — 7.5%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,300
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	1,850	1,797

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	$2,000	$2,031
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (D)	1,600	1,626
Lancaster County, Hospital Authority, Penn State Health System Project, RB
5.000%, 11/01/2046	2,000	2,068
Lancaster County, Hospital Authority, University of Pennsylvania Health System, Ser B, RB
5.000%, 08/15/2026	1,940	2,047
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,282
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	2,988
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,455
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,662
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	250	251
4.000%, 04/01/2025	650	657
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,117
5.000%, 06/01/2032	2,150	2,302
5.000%, 06/01/2033	3,500	3,743
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	8,235	8,892
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 05/15/2039	600	653
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	2,300	2,573

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, GO
5.000%, 09/15/2026	$2,500	$2,651
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2031	1,450	1,556
Pennsylvania State, Housing Finance Agency, Ser 142-A, RB
5.500%, 10/01/2053	1,125	1,190
4.850%, 10/01/2043	4,650	4,681
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, RB
5.000%, 12/01/2030	5,000	5,302
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
5.000%, 12/01/2033	6,000	6,440
5.000%, 12/01/2035	1,000	1,060
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2041	1,960	1,934
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2033	3,000	3,126
5.000%, 12/01/2039	250	274
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
5.000%, 06/01/2028	3,000	3,158
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	476
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,045
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	757
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.000%, 12/01/2037	4,665	4,775
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,282
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2029	1,500	1,647
5.000%, 09/01/2030	1,000	1,086
5.000%, 09/01/2034	1,410	1,566
5.000%, 09/01/2036	2,000	2,136
4.000%, 09/01/2035	5,000	5,048
4.000%, 09/01/2038	3,000	2,924

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2028	$3,390	$3,548
5.000%, 09/01/2030	7,975	8,310
Philadelphia, Ser A, GO
5.000%, 05/01/2032	5,905	6,748
Philadelphia, Water & Wastewater Revenue, RB
5.000%, 10/01/2033	2,000	2,249
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	2,250	2,554

		125,967

Puerto Rico — 2.9%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)	2,990	2,138
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)	1,000	715
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)	3,035	2,170
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (C)	2,940	2,102
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,773	1,463
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
4.750%, 07/01/2053	1,000	925
0.000%, 07/01/2046 (F)	10,000	2,690
0.000%, 07/01/2051 (F)	12,042	2,383
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	8,625	8,208
0.000%, 07/01/2029 (F)	1,500	1,148
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	11,030	10,219
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	3,400	3,554
4.000%, 07/01/2035	2,010	1,795
4.000%, 07/01/2046	3,600	2,899
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(H)	11,894	5,798

		48,207

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island — 0.1%
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
5.000%, 09/15/2028	$1,405	$1,478

South Carolina — 1.8%
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,172
Piedmont, Municipal Power Agency, Ser E, RB
5.000%, 01/01/2024	485	489
5.000%, 01/01/2025	385	393
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	550	539
South Carolina State, Jobs-Economic Development Authority, Bons Secours Mercy Health, Ser S, RB
5.000%, 10/01/2035	1,460	1,623
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,870	1,894
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2029	2,250	2,399
5.000%, 07/01/2030	1,500	1,601
4.000%, 07/01/2035	1,160	1,155
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2025	385	398
5.000%, 12/01/2031	540	587
5.000%, 12/01/2036	2,750	2,951
4.000%, 12/01/2034	2,000	1,990
4.000%, 12/01/2036	2,250	2,222
4.000%, 12/01/2038	175	170
South Carolina State, Public Service Authority, Ser C, RB
5.000%, 12/01/2026	3,800	3,869
South Carolina State, Public Service Authority, Ser E, RB, AGM
5.250%, 12/01/2038	2,500	2,760

		30,212

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
5.000%, 11/01/2027	830	863
5.000%, 11/01/2028	900	939
5.000%, 11/01/2035	1,005	1,036

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
6.000%, 05/01/2054	$285	$305
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	755	747

		3,890

Tennessee — 0.9%
Chattanooga, Commonspirit Health, Ser A, RB
5.000%, 08/01/2034	1,015	1,079
5.000%, 08/01/2035	420	444
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
5.000%, 07/01/2031	2,000	2,002
Nashville, Metropolitan Government, GO
4.000%, 07/01/2033	3,000	3,088
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	2,500	2,474
Tennessee State, Energy Acquisition, RB
4.000%, 11/01/2049 (A)	2,500	2,489
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	3,469
Tennessee State, Housing Development Agency, AMT, RB
4.000%, 07/01/2045	465	462

		15,507

Texas — 8.5%
Arlington, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/2038	810	886
5.000%, 08/15/2040	695	751
Arlington, Special Tax Revenue, Special Tax, AGM
5.000%, 02/15/2030	2,000	2,057
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,623
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	900	922
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	475
Boerne, Independent School District, GO, PSF-GTD
3.125%, 02/01/2053 (A)	935	922
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	769

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	$200	$217
Central Texas, Turnpike System, Sub-Ser C, RB
5.000%, 08/15/2031	2,500	2,529
5.000%, 08/15/2033	6,500	6,572
5.000%, 08/15/2037	1,475	1,484
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	640	608
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2027	1,050	1,069
4.000%, 08/15/2032	1,000	1,024
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,595
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	1,500	1,680
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2031	1,000	1,009
4.000%, 08/15/2034	480	481
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	1,000	1,034
5.000%, 11/01/2031	1,250	1,296
5.000%, 11/01/2032	2,500	2,583
5.000%, 11/01/2033	1,175	1,213
5.000%, 11/01/2034	1,000	1,031
5.000%, 11/01/2035	1,000	1,027
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	1,000	1,076
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	250	255
Dallas-Fort Worth, International Airport Revenue, Ser G, RB
5.250%, 11/01/2026	2,250	2,264
Denton, Utility System Revenue, RB
5.000%, 12/01/2032	7,500	7,888
El Paso, GO
5.000%, 08/15/2034	2,050	2,159
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,858

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	$2,000	$2,073
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
5.000%, 11/15/2028	2,500	2,545
5.000%, 11/15/2029	2,325	2,369
5.000%, 11/15/2030	3,310	3,373
Harris County, Houston Sports Authority, Ser C, RB
5.000%, 11/15/2033	1,100	1,117
Harris County, Industrial Development, RB
4.050%, 11/01/2050 (A)	390	391
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	275
5.000%, 12/01/2032	300	316
Houston, Airport System Revenue, Sub-Ser B, RB
5.000%, 07/01/2029	3,685	4,022
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2029	2,450	2,601
5.000%, 07/01/2032	1,500	1,591
Houston, Airport System Revenue, United Airlines Project, AMT, RB
5.000%, 07/01/2029	1,980	1,979
Houston, Hotel Occupancy Tax & Special Revenue, RB
4.000%, 09/01/2023	190	190
4.000%, 09/01/2025	215	217
4.000%, 09/01/2026	160	163
Lamar, Consolidated Independent School District, GO
5.000%, 02/15/2039	2,000	2,230
Lower Colorado, River Authority, LCRA Transmission Services Corporation Project, RB, AGM
5.000%, 05/15/2035	1,665	1,894
Lower Colorado, River Authority, RB
5.000%, 05/15/2031	1,000	1,030
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,645	1,768
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	531
New Hope, Cultural Education Facilities Finance, Westminster Project, RB
4.000%, 11/01/2055	385	286

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North East Texas, Independent School District, Ser B, GO, PSF-GTD
2.000%, 08/01/2052 (A)	$3,175	$3,162
North Texas, Tollway Authority, RB
5.000%, 01/01/2035	1,800	1,928
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2031	3,410	3,525
5.000%, 01/01/2034	7,285	7,541
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2031	1,775	1,857
San Antonio, Airport System, Sub-Ser A, AMT, RB
5.000%, 07/01/2026	1,040	1,075
San Antonio, Electric & Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	6,071
5.000%, 02/01/2035	375	424
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,591
5.000%, 02/01/2034	1,700	1,911
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,055
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	735	696
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
5.000%, 11/15/2032	1,500	1,568
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser A, RB
5.000%, 07/01/2053 (A)	2,000	2,224
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	750	779
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2031	285	295
5.000%, 12/15/2032	715	741
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
7.000%, 12/31/2038	2,500	2,517
Texas State, Ser B, GO
4.000%, 08/01/2030	625	634
4.000%, 08/01/2031	435	440
Texas State, Transportation Commission State, Highway Fund, GO
Pre-Refunded @ 100
5.000%, 04/01/2024 (D)	3,000	3,040
4.000%, 04/01/2024 (D)	3,500	3,519

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Transportation Commission State, Highway Fund, GO
5.000%, 04/01/2028	$2,630	$2,769
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	3,991
Trinity River Authority, Central Regional Wastewater System Revenue, RB
5.000%, 08/01/2032	1,000	1,071
University of Houston, Ser C, RB
5.000%, 02/15/2029	3,000	3,135
University of Texas, Ser B, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (D)	2,285	2,326
Uptown Development Authority, TA
4.000%, 09/01/2033	400	387
4.000%, 09/01/2035	275	259

		142,849

Utah — 0.4%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	5,000	5,194
Salt Lake City, Airport Revenue, Ser B, RB
5.000%, 07/01/2035	1,500	1,581

		6,775

Vermont — 0.0%
Vermont State, Housing Finance Agency, Ser F, AMT, RB
4.000%, 11/01/2045	80	80

Virgin Islands — 0.1%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	1,065	1,047

Virginia — 1.9%
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	292
5.000%, 07/01/2027	250	264
5.000%, 07/01/2028	375	404
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,214
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (A)	1,320	1,280

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	$430	$441
5.000%, 10/01/2047	1,225	1,242
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,120
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,189
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,620
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,144
5.000%, 06/30/2042	2,000	2,052
5.000%, 12/31/2047	440	445
4.000%, 07/01/2030	1,140	1,130
4.000%, 07/01/2031	365	362
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	500
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (F)	39,000	9,749

		31,448

Washington — 2.2%
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	8,153
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	5,355
5.000%, 04/01/2036	1,500	1,582
5.000%, 08/01/2041	1,000	1,059
Port of Seattle, RB
4.000%, 06/01/2038	1,000	1,001
Port of Seattle, Ser C, AMT, RB
5.000%, 04/01/2032	1,500	1,516
Washington State, Electric Revenue, Energy Northwest, Columbia Generating Station Project, RB
5.000%, 07/01/2040	2,500	2,769
Washington State, GO
4.000%, 07/01/2036	4,500	4,666
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2042	1,800	1,782

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Housing Finance Commission, Social Certificate, Ser A-1, RB
3.500%, 12/20/2035	$971	$888
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	637
Washington State, Ser B-BID, GO
5.000%, 02/01/2043	4,685	5,204
Washington State, Ser R-2015E, GO
5.000%, 07/01/2031	2,730	2,812

		37,424

West Virginia — 0.4%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project, RB
3.750%, 12/01/2042 (A)	2,300	2,281
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2031	1,250	1,371
5.000%, 06/01/2032	1,510	1,655
5.000%, 06/01/2034	1,000	1,095
5.000%, 06/01/2035	1,005	1,095

		7,497

Wisconsin — 3.0%
Milwaukee County, Airport Revenue, Ser A, AMT, RB
5.000%, 12/01/2026	500	521
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2037	500	495
4.000%, 04/01/2039	295	286
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (F)	370	290
Wisconsin State, GO
5.000%, 11/01/2026	1,175	1,254
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2031	4,155	4,527
5.000%, 08/15/2054 (A)	2,000	2,092
3.740%, 08/15/2054 (A)	1,125	1,090
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
5.000%, 11/15/2030	3,810	3,984

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	$1,835	$1,952
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	539
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
5.000%, 08/15/2034	1,155	1,172
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	446
5.000%, 11/01/2030	1,035	964
5.000%, 11/01/2039	500	425
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	574
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
5.000%, 12/01/2029	1,650	1,681
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
3.000%, 03/01/2052	900	857
Wisconsin State, Housing & Economic Development Authority, Ser B, RB, FHA
0.500%, 11/01/2050 (A)	240	226
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (B)	1,390	1,193
Wisconsin State, Public Finance Authority, Appalachian Regional Healthcare System, RB
5.000%, 07/01/2039	475	488
5.000%, 07/01/2040	325	332
5.000%, 07/01/2041	750	768
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	229
4.000%, 07/01/2028	225	230
4.000%, 07/01/2029	225	230
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,400

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Intermediate-Term Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	$10,450	$10,469
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2042	1,475	1,461
5.000%, 02/01/2052	755	716
5.000%, 02/01/2062	1,845	1,720
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	6,880	7,104
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	285	280
4.000%, 10/01/2026	300	292
4.000%, 10/01/2027	125	120
4.000%, 10/01/2028	250	238

		50,645

Total Municipal Bonds
(Cost $1,721,896) ($ Thousands)		1,661,100

	Shares
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.910%**†	108,957	109

Total Cash Equivalent
(Cost $109) ($ Thousands)		109

Total Investments in Securities — 98.7%
(Cost $1,722,005) ($ Thousands)		$1,661,209

Percentages are based on Net Assets of $1,683,071 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2023, the value of these securities amounted to $32,630 ($ Thousands), representing 1.9% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security.
(G)	Securities are held in connection with a letter of credit issued by a major bank.
(H)	No interest rate available.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	1,661,100	–	1,661,100
Cash Equivalent	109	–	–	109
Total Investments in Securities	109	1,661,100	–	1,661,209

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$682	$137,777	$(138,350)	$—	$—	$109	$131	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.3%
Alabama — 7.1%
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	$3,940	$3,918
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 12/01/2025	880	904
Black Belt, Energy Gas District, Ser E, RB
5.000%, 06/01/2024	1,250	1,263
Black Belt, Energy Gas District, Ser S, RB
4.000%, 12/01/2023	2,000	1,998
4.000%, 12/01/2024	1,765	1,760
4.000%, 12/01/2025	7,520	7,478
4.000%, 10/01/2052 (A)	2,500	2,472
Black Belt, Energy Gas District, Sub-Ser, RB
4.804%, 07/01/2052 (A)	2,000	1,974
Lower Alabama, Gas District, RB
4.000%, 12/01/2023	550	549
4.000%, 12/01/2024	500	499
4.000%, 12/01/2025	730	727
4.000%, 12/01/2050 (A)	10,000	9,952
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
2.900%, 07/15/2034 (A)	1,000	994
Selma, Industrial Development Board, International Paper Co. Project, RB
1.375%, 05/01/2034 (A)	5,250	4,982
Southeast Alabama, Energy Authority, Cooperative District Project #4, Ser B-1, RB
5.000%, 08/01/2024	1,300	1,313
Southeast Alabama, Energy Authority, Cooperative District Project #5, Ser A, RB
5.000%, 07/01/2027	2,500	2,575
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
4.314%, 06/01/2049 (A)	18,940	18,957
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
4.000%, 04/01/2049 (A)	6,850	6,840
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
4.210%, 04/01/2049 (A)	2,500	2,497

		71,652

Alaska — 0.2%
Alaska State, International Airports System, Ser C, AMT, RB
5.000%, 10/01/2025	1,980	2,028

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona — 1.0%
Arizona State, Health Facilities Authority, Banner Health, Ser B, RB
3.810%, 01/01/2046 (A)	$1,000	$980
Arizona State, Industrial Development Authority, Phoenix Children's Hospital, RB
5.000%, 02/01/2025	450	461
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
5.000%, 06/01/2049 (A)	1,680	1,691
Chandler, Industrial Development Authority, Intel Corp. Project, Ser S, AMT, RB
5.000%, 09/01/2052 (A)	1,250	1,281
Maricopa County, Industrial Development Authority, Banner Health, RB
4.130%, 01/01/2035 (A)	3,625	3,614
Maricopa County, Special Health Care District, Ser D, GO
5.000%, 07/01/2024	990	1,005
Phoenix, Civic Improvement Authority, AMT, RB
5.000%, 07/01/2025	1,100	1,130

		10,162

California — 2.5%
Alameda, Unified School District, Ser A, GO, AGM
0.000%, 08/01/2026 (B)	1,000	903
Bay Area, Toll Authority, RB
3.840%, 04/01/2056 (A)	1,250	1,248
California State, Choice Financing Authority, Clean Energy Project, Ser B, RB
4.000%, 08/01/2025	535	536
California State, Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	450
California State, GO
5.000%, 03/01/2027	4,415	4,564
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB
3.910%, 08/01/2047 (A)	2,500	2,469
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail, AMT, RB
3.650%, 01/01/2050 (A)(C)	3,000	2,989

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(C)	$1,500	$1,445
California State, Pollution Control Financing Authority, America Water Capital Project, RB
0.600%, 08/01/2040 (A)	2,025	2,007
California State, Statewide Communities Development Authority, Dignity Health, Ser D, RB, AGM
4.000%, 07/01/2041 (A)	925	925
California State, Statewide Communities Development Authority, Dignity Health, Ser E, RB, AGM
4.240%, 07/01/2040 (A)	2,525	2,525
Cathedral, Redevelopment Agency, Successor Agency, TA
4.000%, 08/01/2023	100	100
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2024	245	246
Los Angeles, Department of Airports, Sub-Ser, AMT, RB
5.000%, 05/15/2024	705	714
Los Angeles, RB
4.000%, 06/29/2023	1,000	1,001
Newman-Crows Landing, Unified School District, GO
0.000%, 08/01/2025 (B)	500	460
Pittsburg, Redevelopment Agency Successor Agency, TA, AMBAC
0.000%, 08/01/2028 (B)	500	412
San Mateo County, Community College District, Ser C, GO, NATL
0.000%, 09/01/2025 (B)	1,250	1,164
Southern Kern, Unified School District, Ser D, GO, BAM
0.000%, 11/01/2024 (B)	200	190
Vernon, Electric System Revenue, Ser A, RB
5.000%, 04/01/2024	1,100	1,108

		25,456

Colorado — 1.9%
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2027	485	511
Colorado State, Health Facilities Authority, Commonspirit Health, RB
5.000%, 11/01/2024	850	864
5.000%, 11/01/2025	350	358

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
5.000%, 08/01/2049 (A)	$1,195	$1,218
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,058
Colorado State, Health Facilities Authority, Intermountain Healthcare, RB
5.000%, 05/15/2062 (A)	615	674
Colorado State, School of Mines, Ser D, RB
4.430%, 12/01/2025 (A)	1,000	1,000
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.000%, 11/15/2025	2,000	2,052
E-470, Public Highway Authority, Ser B, RB
3.754%, 09/01/2039 (A)	5,105	5,074
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 01/15/2024	350	351
5.000%, 07/15/2024	615	619
5.000%, 01/15/2025	300	303
5.000%, 07/15/2025	440	450
3.000%, 01/15/2026	405	397
University of Colorado, Green Bonds, Ser C, RB
2.000%, 06/01/2054 (A)	3,855	3,745

		19,674

Connecticut — 2.4%
Connecticut State, Health & Educational Facilities Authority, Stamford Hospital Issue, Ser L, RB
4.000%, 07/01/2023	550	550
Connecticut State, Health & Educational Facilities Authority, Yale University Issue, Ser 2017, RB
0.550%, 07/01/2037 (A)	2,000	1,994
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023 (D)	500	503
Connecticut State, Housing Finance Authority, Housing Mortgage Finance Program, RB
0.300%, 11/15/2024	500	475
0.250%, 05/15/2024	750	725
Connecticut State, Housing Finance Authority, RB
3.650%, 11/15/2052 (A)	7,295	7,286
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,315

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Housing Finance Authority, Ser A4, RB
3.860%, 11/15/2050 (A)	$5,750	$5,708
Connecticut State, Ser D, GO
5.000%, 09/15/2025	1,500	1,560
Connecticut State, SIFMA Index Project, Ser A, GO
4.550%, 03/01/2025 (A)	1,815	1,804
4.510%, 03/01/2024 (A)	2,155	2,154

		24,074

Delaware — 0.5%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	4,818

District of Columbia — 1.6%
District of Columbia, Hospital Refunding, Childrens Hospital, RB
5.000%, 07/15/2023	840	841
District of Columbia, Housing Finance Agency, Parcel 42 Project, RB
1.700%, 09/01/2041 (A)	7,160	6,852
District of Columbia, Housing Finance Agency, Park Southern Apartments Project, RB, FHA
0.700%, 06/01/2024 (A)	2,690	2,690
District of Columbia, Housing Finance Agency, Strand Residences Project, RB
2.500%, 02/01/2039 (A)	500	498
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2023	5,225	5,246

		16,127

Florida — 2.1%
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
5.000%, 06/01/2025	6,315	6,432
Florida State, Development Finance, Lakeland Regional Health Systems, RB
5.000%, 11/15/2024	1,200	1,219
Gainesville, Utilities System Revenue Authority, Ser A-REMK, RB
2.920%, 10/01/2026 (A)	1,475	1,475
Jacksonville, Ser A, RB
5.000%, 10/01/2023	625	628
5.000%, 10/01/2024	1,500	1,532
Lee County, Airport Revenue, Ser A, AMT, RB
5.000%, 10/01/2024	815	825

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lee County, Industrial Development Authority, Shell Point, RB
4.000%, 11/15/2025	$210	$207
Miami-Dade County, Expressway Authority, Ser B, RB
5.000%, 07/01/2028	1,000	1,011
Miami-Dade County, Industrial Development Authority, Waste Management Project, AMT, RB
3.935%, 11/01/2048 (A)	500	489
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2029	5,500	5,937
North Sumter County, Utility Dependent District, Sumter Water Conservation Authority, RB, AGM
4.000%, 10/01/2023	640	641
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2024	225	224
4.000%, 10/01/2025	235	233
Pasco County, H Lee Moffitt Cancer Center & Research Institute, RB, AGM
5.250%, 09/01/2027	300	322

		21,175

Georgia — 5.8%
Bartow County, Development Authority, Georgia Power Plant, RB
2.875%, 08/01/2043 (A)	1,800	1,741
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
3.875%, 10/01/2032 (A)	2,500	2,494
2.875%, 12/01/2049 (A)	4,000	3,869
College Park, Business & Industrial Development Authority, Somersby Project, Ser B, RB
1.250%, 07/01/2025 (A)	2,125	2,055
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2027	1,100	1,129
4.000%, 12/01/2024	1,100	1,097
4.000%, 03/01/2026	500	500
4.000%, 09/01/2026	415	415
4.000%, 04/01/2048 (A)	5,585	5,588

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 06/01/2025	$650	$659
5.000%, 03/01/2026	500	512
5.000%, 09/01/2026	575	592
4.214%, 04/01/2048 (A)	4,150	4,151
4.000%, 08/01/2049 (A)	18,260	18,305
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 05/01/2052 (A)	1,540	1,527
4.000%, 08/01/2052 (A)(C)	1,000	964
Georgia State, Main Street Natural Gas, Ser E, RB
4.130%, 08/01/2048 (A)	1,500	1,498
Georgia State, Main Street Natural Gas, Sub-Ser C, RB
4.000%, 08/01/2048 (A)	11,025	11,036
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	708

		58,840

Guam — 0.1%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2023	1,000	1,002

Idaho — 0.1%
Boise, Airport Revenue, Employee Parking Facilities Project, AMT, RB
4.000%, 09/01/2025	410	411
4.000%, 09/01/2026	425	428

		839

Illinois — 5.6%
Berwyn, Ser A, GO
5.000%, 12/01/2024	820	828
Chicago Heights, Olympic Village Apartments Project, RB, FHA/GNMA
2.875%, 08/01/2027 (A)	2,000	1,931
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2027	1,000	1,012
Chicago, Park District, Ser B, GO
5.000%, 01/01/2026	550	553
Chicago, Ser A, GO
5.000%, 01/01/2024	1,900	1,911
Chicago, Ser B-R, GO
5.000%, 01/01/2025	1,000	1,019
Chicago, Ser C, GO
5.000%, 01/01/2024	1,750	1,761

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Special Assessment Revenue, Lakeshore East Project, SAB
1.990%, 12/01/2023 (C)	$280	$276
Cook County, School District No. 233 Homewood-Flossmoor, GO
4.000%, 12/01/2023	1,540	1,543
4.000%, 12/01/2024	1,605	1,614
Cook County, School District No. 87 Berkeley, GO, AGM
5.000%, 12/01/2024	500	512
Geneva City, GO
4.000%, 02/01/2026	400	407
Granite, Solid Waste Disposal, Waste Management Project, AMT, RB
1.250%, 05/01/2027	4,100	3,661
Illinois State, Finance Authority, Advocate Health Care, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (E)	600	600
Illinois State, Finance Authority, Field Museum of Natural History, RB
4.756%, 11/01/2034 (A)	1,970	1,960
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	1,500	1,513
Illinois State, Finance Authority, University of Chicago Medical Center, Ser B-1, RB
5.000%, 08/15/2052 (A)	1,500	1,540
Illinois State, GO
5.500%, 07/01/2027	1,000	1,002
5.000%, 07/01/2023	1,140	1,141
5.000%, 08/01/2023	1,075	1,077
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	961
Illinois State, Housing Development Authority, Marshall Field Garden Apartment Homes, RB, FNMA
4.560%, 05/15/2050 (A)(F)	1,000	1,002
Illinois State, Housing Development Authority, Ser H, RB, GNMA/FNMA/FHLMC
3.470%, 10/01/2053 (A)	2,000	1,994
Illinois State, Ser A, GO
5.000%, 03/01/2024	2,500	2,522
5.000%, 03/01/2025	500	511
Illinois State, Ser B, GO
5.000%, 03/01/2024	4,250	4,287
Illinois State, Ser D, GO
5.000%, 11/01/2024	255	259
5.000%, 11/01/2026	1,975	2,073
3.250%, 11/01/2026	13,710	13,449

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	$1,500	$1,515
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	120	124
Joliet, Waterworks & Sewerage Revenue, RB
5.000%, 01/01/2024	1,000	1,004
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,023
Sangamon, Logan & Menard Counties, Community Unit School District No. 15, Ser B, GO, BAM
5.000%, 12/01/2023	200	201
Waukegan, Water & Sewer System Revenue, RB, AGM
4.000%, 12/30/2023	250	251
West Chicago, Park District, Ser B, GO, BAM
3.000%, 12/01/2023	220	219

		57,256

Indiana — 5.1%
Evansville & Vanderburgh County, Building Authority, Lease Rental Revenue, GO, AGM
3.000%, 07/15/2023	200	200
3.000%, 01/15/2024	250	248
Fort Wayne, Redevelopment Authority, Grand Wayne Center Project, RB
4.000%, 02/01/2025	500	505
4.000%, 08/01/2025	810	822
Indiana State, Finance Authority, Indiana University Health, RB
2.250%, 12/01/2058 (A)	7,150	6,932
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,785
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects, RB
3.550%, 05/01/2037 (A)	1,930	1,894
3.450%, 07/01/2025	14,260	14,069
Indiana State, Housing & Community Development Authority, Bradford Lakes Apartments Project, RB
4.500%, 04/01/2025 (A)	3,000	3,006
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, AMT, RB
5.000%, 01/01/2026	1,000	1,028

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Ser D, AMT, RB
5.000%, 01/01/2026	$750	$753
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2023	1,400	1,400
5.000%, 06/01/2025	650	667
Indianapolis, Local Public Improvement Bond Bank, Ser E, RB, AMBAC
0.000%, 02/01/2025 (B)	3,500	3,296
Rockport, Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025	10,465	10,266
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	4,865	4,934

		51,805

Kansas — 1.2%
Kansas State, Department of Transportation, Ser C, RB
4.119%, 09/01/2024 (A)	2,925	2,925
4.019%, 09/01/2023 (A)	7,550	7,557
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,215	1,251
Reno County, Unified School District No. 308 Hutchinson, GO
3.000%, 09/01/2024	1,000	980

		12,713

Kentucky — 1.4%
Kentucky State, Asset Liability Commission, Ser A, RB
5.000%, 11/01/2024	2,470	2,525
Kentucky State, Housing Corporation, Cambridge Square Project, RB
0.300%, 08/01/2024 (A)	1,500	1,456
Kentucky State, Interlocal School Transportation Association, COP
4.000%, 03/01/2024	995	996
4.000%, 03/01/2028	1,255	1,267
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 12/01/2049 (A)	7,500	7,479

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisville & Jefferson County, Metropolitan Government & Health System, Norton Healtcare, Inc., RB
5.000%, 10/01/2047 (A)	$1,000	$1,003

		14,726

Louisiana — 2.2%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
4.056%, 05/01/2043 (A)	1,970	1,923
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage, Sub-Ser, RB
0.875%, 02/01/2046 (A)	2,000	1,892
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2026	1,325	1,391
5.000%, 08/15/2027	1,000	1,067
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2007A, RB
1.650%, 09/01/2027 (A)	1,255	1,239
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2013C, RB
1.650%, 09/01/2034 (A)	2,060	2,033
Louisiana State, Stadium & Exposition District, RB
4.000%, 07/03/2023	2,500	2,500
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	8,000	7,826
2.100%, 06/01/2037 (A)	3,000	2,934

		22,805

Maryland — 2.3%
Maryland State, Community Development Administration, Rosemont LP, Ser I, RB
4.375%, 01/01/2025 (C)	6,325	6,265
Maryland State, Community Development Administration, South Street Senior, LLC, Ser D, RB
3.150%, 07/01/2024	2,000	1,951
Maryland State, Community Development Administration, Woodside Gardens, Ser A, RB
1.330%, 01/01/2024 (C)	4,000	3,904

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
5.000%, 07/01/2045 (A)	$6,250	$6,373
Maryland State, Ser A-BID, GO
5.000%, 08/01/2025	3,000	3,120
5.000%, 08/01/2026	1,235	1,311

		22,924

Massachusetts — 2.3%
Boston, Housing Authority, Ser B, RB
5.000%, 10/01/2023	350	352
5.000%, 04/01/2025	400	412
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2023	2,400	2,411
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	2,200	2,283
4.160%, 07/01/2049 (A)(C)	6,250	6,178
Massachusetts State, Development Finance Agency, Salem Heights II Preservation Accociates, Ser B, RB
0.250%, 07/01/2024 (A)	1,000	995
Massachusetts State, Development Finance Agency, Springfield College, RB
5.000%, 06/01/2024	1,015	1,020
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
1.250%, 05/01/2027 (C)	2,500	2,232
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	725	726
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2027	435	460
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2024	575	580
5.000%, 07/01/2025	850	867
5.000%, 07/01/2026	1,000	1,032
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System, Ser G, RB, AGM
4.000%, 07/01/2042 (A)	1,325	1,325
Massachusetts State, Housing Finance Agency, Sustainability Bonds, Ser A, RB, FHA
0.450%, 12/01/2024	1,000	951

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	$1,270	$1,272

		23,096

Michigan — 2.1%
Dearborn, School District, GO, BAM
3.000%, 05/01/2024	970	962
Detroit, Downtown, Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2023	585	586
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	3,825
Michigan State, Hospital Finance Authority, Trinity Health Credit Group, Ser C-, RB
5.000%, 12/01/2025	1,050	1,090
Michigan State, Housing Development Authority, Clark Road Senior Apartments Project, RB
4.500%, 12/01/2042 (A)	5,500	5,580
Michigan State, Housing Development Authority, Rental Housing, Ser A, RB
3.300%, 04/01/2026	6,135	6,059
Saline, Area Schools, Ser III, GO, Q-SBLF
5.000%, 05/01/2024	1,050	1,066
Wayne County, Airport Authority, Ser F, AMT, RB
5.000%, 12/01/2027	1,915	1,956

		21,124

Minnesota — 1.3%
Central Minnesota, Municipal Power Agency, Southern Twin Cities Transmission Project, RB, AGM
5.000%, 01/01/2024	285	287
Maple Grove, Health Care Facilities Revenue Refunding, Maple Grove Hospital, RB
5.000%, 05/01/2024	1,200	1,211
Minneapolis, Allina Health System, Ser A, RB
5.000%, 11/15/2052 (A)	2,000	2,148
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2026	1,310	1,338
Minnesota State, Higher Education Facilities Authority, Ser A, RB
5.000%, 10/01/2025	335	346

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	$570	$519
1.050%, 07/01/2026	1,145	1,050
0.950%, 01/01/2026	1,140	1,057
0.875%, 07/01/2025	1,130	1,061
0.800%, 01/01/2025	565	537
Minnesota State, Municipal Gas Agency, Ser A, RB
4.000%, 12/01/2024	1,500	1,501
Roseville, Independent School District No. 623, Ser A, COP
5.000%, 04/01/2026	500	511
Southern Minnesota, Municipal Power Agency, Ser A, RB, NATL
0.000%, 01/01/2025 (B)	1,410	1,328

		12,894

Mississippi — 0.5%
Mississippi State, Business Finance, Gulf Opportunity Zone Industrial Development, Ser K, RB
2.950%, 11/01/2035 (A)	300	300
Mississippi State, Development Bank, Jasckson Sales Tax Revenue Infrastructure Project, RB
5.000%, 09/01/2023	855	856
Warren County, Environmental Improvement Revenue, International Paper Co. Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	1,907
Warren County, Gulf Opportunity Zone Revenue, International Paper Co. Project, RB
1.375%, 08/01/2027 (A)	2,500	2,372

		5,435

Missouri — 1.7%
Barry County, Law Enforcement Center Project, COP
5.000%, 10/01/2027	580	607
Centeral Southwest Missouri, Ozarks Technical Community College, COP
5.000%, 03/01/2024	215	217
Jackson County, RB
5.000%, 12/01/2027	1,110	1,187
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT, RB
3.500%, 05/01/2038 (A)	9,650	9,481

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	$545	$570
Missouri State, Public Utilities Commission, RB
0.750%, 08/01/2023	5,000	4,965

		17,027

Nebraska — 0.9%
Gretna, COP
5.000%, 12/15/2025	2,000	2,048
Gretna, GO
5.000%, 12/15/2025	2,505	2,564
Nebraska State, Public Power District, Ser A, RB
0.600%, 01/01/2051 (A)	4,200	4,193

		8,805

New Jersey — 6.3%
Gloucester County, Improvement Authority, Rowan University Student Center Project, RB
0.600%, 03/01/2024	500	483
Hopewell, GO
4.000%, 09/27/2023	8,505	8,524
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2023	1,000	1,000
New Jersey State, Economic Development Authority, American Water Company, AMT, RB
1.150%, 06/01/2023	1,000	1,000
New Jersey State, Economic Development Authority, American Water Company, RB
1.000%, 06/01/2023	1,300	1,300
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,657
5.250%, 04/01/2027 (A)	3,320	3,526
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2023	760	764
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.000%, 03/01/2024	1,500	1,512
4.810%, 09/01/2025 (A)	1,050	1,048

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GGG, RB
5.250%, 09/01/2023 (C)	$3,500	$3,512
New Jersey State, Economic Development Authority, Transit Corporation Project, Ser B, RB
5.000%, 11/01/2024	14,780	15,025
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2025	2,850	2,917
New Jersey State, Housing & Mortgage Finance Agency, New Brunswick Apartments, Ser C2, RB, FHA
3.125%, 02/01/2025 (A)	5,620	5,514
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	3,000	3,055
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2025	2,000	2,002
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
0.000%, 12/15/2029 (B)	755	599
New Jersey State, Transportation Trust Fund Authority, Ser D, RB
5.250%, 12/15/2023	400	403
5.000%, 12/15/2023	680	684
New Jersey State, Turnpike Authority, Ser D1, RB
4.319%, 01/01/2024 (A)	1,550	1,549
Newark, Board of Education, GO
5.000%, 07/15/2024	600	609
Newark, Ser A, GO, AGM
5.000%, 10/01/2024	1,500	1,532
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,060	1,083
Newark, Ser D, GO
4.000%, 09/29/2023	1,500	1,499
Passaic, Ser A, GO
5.000%, 08/01/2024	695	706
5.000%, 08/01/2025	700	723

		64,226

New Mexico — 0.2%
Farmington, Pollution Control Revenue Bonds, San Juan Project, RB
3.900%, 06/01/2040 (A)	1,000	998

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Santa Fe, Public School District, GO
4.000%, 08/01/2024	$600	$604

		1,602

New York — 10.1%
Amherst, Industrial Development Agency, RB, FHA/GNMA
3.900%, 04/01/2026 (A)	3,535	3,527
Greater Southern Tier, Board of Cooperative Educational Services District, RB
4.000%, 06/30/2023	10,655	10,643
Kenmore-Tonawanda, Union Free School District, GO
4.000%, 06/28/2023	3,855	3,856
Long Island, Power Authority, RB
4.369%, 05/01/2033 (A)	250	250
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2024	1,245	1,272
Long Island, Power Authority, Ser B, RB
1.650%, 09/01/2049 (A)	2,945	2,856
0.850%, 09/01/2050 (A)	2,000	1,865
Long Island, Power Authority, Ser C-REMK, RB
4.369%, 05/01/2033 (A)	480	480
Metropolitan New York, Transportation Authority, Ser A2, RB
5.000%, 11/15/2027	1,500	1,557
Metropolitan New York, Transportation Authority, Ser D, RB
3.734%, 11/01/2035 (A)	2,700	2,676
Metropolitan New York, Transportation Authority, Sub-Ser C-1, RB
5.000%, 11/15/2027	1,290	1,326
Metropolitan New York, Transportation Authority, Sub-Ser, RB, AGM
3.954%, 11/01/2032 (A)	1,000	995
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2023	400	402
5.000%, 12/01/2024	550	557
New York & New Jersey, Port Authority, Ser 226, AMT, RB
5.000%, 10/15/2025	2,000	2,054
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2024	740	748
New York City, Housing Development Authority, RB
1.100%, 11/01/2059 (A)	12,500	12,133
New York City, Housing Development Authority, RB, FHA
3.400%, 11/01/2062 (A)	5,000	4,899
0.600%, 05/01/2061 (A)	3,000	2,758

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Sustainability Bonds, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2024	$750	$755
New York City, Ser C, GO, AGC
4.100%, 10/01/2027 (A)	2,275	2,275
New York City, Sub-Ser A-4, GO, AGM
4.130%, 08/01/2026 (A)	1,450	1,450
New York City, Sub-Ser, GO
3.760%, 10/01/2046 (A)	1,475	1,475
New York State, Dormitory Authority, RB
5.000%, 10/01/2024	4,645	4,748
New York State, Housing Finance Agency, Sustainability Bonds, RB, FHA
3.450%, 05/01/2062 (A)	1,000	983
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
0.950%, 05/01/2025	2,110	1,967
0.850%, 11/01/2024	2,255	2,147
New York State, Housing Finance Agency, Sustainability Bonds, Ser J, RB, FHA
0.750%, 05/01/2025	3,500	3,245
New York State, Housing Finance Agency, Sustainability Bonds, Ser P, RB
1.600%, 11/01/2024	4,645	4,485
New York State, Transportation Development, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2023	1,215	1,219
5.000%, 12/01/2026	1,000	1,031
New York State, Transportation Development, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2023	1,800	1,809
5.000%, 12/01/2024	900	914
5.000%, 12/01/2025	800	823
5.000%, 12/01/2026	1,000	1,045
Niagara, Frontier Transportation Authority, AMT, RB
5.000%, 04/01/2028	1,045	1,096
Onondaga County, Industrial Development Agency, Baldwinsville Senior Housing Preservation Project, Ser Senior HSG, RB, FHA
4.000%, 12/01/2024 (A)	5,950	5,943
South Huntington, Union Free School District, GO
4.000%, 06/28/2023	2,345	2,345
Triborough, Bridge & Tunnel Authority, Sub-Ser, RB
5.000%, 05/15/2050 (A)	3,000	3,124

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westhill, Central School District, GO
4.000%, 06/28/2023	$1,000	$1,000
Yonkers, Ser A, GO
5.000%, 09/01/2023	1,000	1,003
Yonkers, Ser A, GO, BAM
5.000%, 09/01/2024	565	576
5.000%, 09/01/2025	750	778
Yonkers, Ser B, GO, BAM
5.000%, 10/15/2023	690	693
5.000%, 10/15/2024	500	511
5.000%, 10/15/2025	500	520

		102,814

North Carolina — 2.2%
Charlotte-Mecklenburg, Hospital Authority, Ser C-REM, RB
3.450%, 01/15/2048 (A)	1,000	994
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
0.800%, 01/15/2048 (A)	1,000	930
Columbus County, Industrial Facilities & Pollution Control Financing Authority, International Paper Co. Project, RB
1.375%, 05/01/2034 (A)	1,000	949
North Carolina State, Housing Finance Agency, Ser 47, RB, GNMA/FNMA/FHLMC
0.250%, 01/01/2024	1,930	1,889
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/2024 (D)	17,000	17,179

		21,941

North Dakota — 0.3%
Cass County, Joint Water Resource District, Ser A, GO
0.480%, 05/01/2024	1,000	956
Larimore, GO
0.850%, 05/01/2024	1,700	1,633

		2,589

Ohio — 3.2%
Allen County, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	3,500	3,692
American Municipal Power, Combined Hydroelectric Project, RB
1.000%, 02/15/2048 (A)	1,465	1,411
American Municipal Power, Prairie State Energy Campus, RB
5.000%, 02/15/2024	1,595	1,611
American Municipal Power, Village of Grafton Project, RB
4.625%, 04/12/2024	800	803

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
American Municipal Power, Wapakoneta Project, RB
3.500%, 06/22/2023	$1,000	$1,000
Cleveland, Airport System Revenue, Ser A, AMT, RB
5.000%, 01/01/2025	910	924
Cuyahoga, Metropolitan Housing Authority, Carver Park Phase III Project, RB, FHA
4.000%, 06/01/2026 (A)	6,500	6,488
Dayton, School District, COP
3.000%, 12/01/2025	170	167
Lancaster, Port Authority, Ser A, RB
5.000%, 08/01/2049 (A)	3,700	3,762
Montgomery County, Premier Health Partners, RB
5.000%, 11/15/2024	1,000	1,012
Newark, GO
4.000%, 09/26/2023	1,000	1,000
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	3,000	2,888
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,481
Ohio State, Housing Finance Agency, Post Oak Station, RB, FHA
3.350%, 07/01/2025 (A)	2,865	2,822
Ohio State, Solid Waste Revenue Authority, Republic Services Project, RB
3.800%, 11/01/2035 (A)	1,000	1,000
Ohio State, University Hospital Project, RB
5.000%, 01/15/2024	200	202
Ohio State, University Hospital Project, Ser D, RB
5.000%, 01/15/2039 (A)	1,775	1,780
Sandusky, Ohio Justice Center Construction, GO
5.000%, 09/07/2023	1,000	1,001

		33,044

Oklahoma — 0.2%
Osage County, Industrial Authority, RB
2.000%, 09/01/2023	2,000	1,985

Oregon — 1.2%
Deschutes & Jefferson Counties, School District No. 2J Redmond, GO
0.000%, 06/15/2024 (B)	500	482
0.000%, 06/15/2025 (B)	460	428

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lane County, School District No. 1 Pleasant Hill, Ser B-CABS, GO
0.000%, 06/15/2027 (B)	$350	$301
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 06/15/2025 (B)	1,685	1,570
0.000%, 06/15/2026 (B)	1,825	1,644
Multnomah County, School District No. 40, Ser A, GO
0.000%, 06/15/2026 (B)	250	224
0.000%, 06/15/2028 (B)	395	332
Oregon State, Business Development Commission, Intel Corp. Project, Ser 232-RE, RB
2.400%, 12/01/2040 (A)	4,000	3,985
Port of Morrow, Ser A, GO
4.000%, 06/01/2023	300	300
Port of Portland, Airport Revenue, RB
5.000%, 07/01/2023	275	275
Salem Hospital, Facility Authority, RB
5.000%, 05/15/2025	130	130
Washington Multnomah & Yamhill Counties, Hillsboro School District No. 1J, GO
5.000%, 06/15/2026	2,000	2,112

		11,783

Pennsylvania — 4.9%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser D2-B-REMK, RB
3.980%, 11/15/2024 (A)	1,000	994
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
4.260%, 11/15/2047 (A)	3,000	2,928
Bethlehem, School District Authority, RB
3.754%, 07/01/2031 (A)	965	940
Lackawanna County, Industrial Development Authority, Scranton University, RB
5.000%, 11/01/2024	250	254
Lehigh County, General Purpose Authority, Lehigh Valley Academy, RB
4.000%, 06/01/2024	600	598
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	950
Monroeville, Finance Authority, University of Pittsburgh Medical Center, Ser C, RB
5.000%, 05/15/2028	570	616

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
4.500%, 11/01/2035 (A)	$1,000	$990
Parkland, School District, Ser A, GO
4.000%, 02/01/2025	100	101
Pennsbury, School District, GO
4.000%, 08/01/2024	1,260	1,269
Pennsylvania State, Economic Development Financing Authority, PPL Electric Utilities, RB
0.400%, 10/01/2023	1,700	1,673
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
3.960%, 06/01/2041 (A)	500	490
1.750%, 08/01/2038 (A)	7,250	7,062
Pennsylvania State, GO
5.000%, 10/01/2024	2,400	2,455
5.000%, 01/01/2028	1,500	1,602
Pennsylvania State, Higher Educational Facilities Authority, Abington Memorial Hospital Obligation Group, Ser A, RB
5.000%, 06/15/2023	6,140	6,143
Pennsylvania State, Housing Finance Agency, RB, FHA
1.500%, 07/01/2024 (A)	4,000	3,992
1.250%, 02/01/2025 (A)	4,000	3,917
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,224
Pennsylvania State, Turnpike Commission, Ser A, RB
4.160%, 12/01/2023 (A)	750	750
4.000%, 12/01/2024	1,570	1,584
4.000%, 12/01/2025	820	833
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2025	1,000	1,044
Pennsylvania State, Turnpike Commission, Ser A-2, RB
5.000%, 12/01/2024	35	36
Philadelphia, School District, Ser 2020, GO
5.000%, 09/01/2023	3,000	3,008
Pittsburgh, Water & Sewer Authority, Ser C, RB, AGM
4.210%, 09/01/2040 (A)	2,000	2,000
University of Pittsburgh, Commonwealth System of Higher Education, RB
3.920%, 02/15/2024 (A)	1,700	1,700

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wilkes-Barre, Finance Authority, University of Scranton, Ser A, RB
5.000%, 11/01/2024	$475	$483

		49,636

Puerto Rico — 0.0%
Puerto Rico, Industrial Tourist Educational Medical & Enviromental Control Facilities Financing Authority, RB
5.000%, 07/01/2024	140	141

South Carolina — 0.1%
South Carolina, Ports Authority, AMT, RB
5.000%, 07/01/2024	525	531
5.000%, 07/01/2027	400	419

		950

Tennessee — 0.5%
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
5.000%, 07/01/2024	1,000	1,001
Johnson City, Health & Educational Facilities Board, Ballad Health, Ser A, RB
5.000%, 07/01/2024	500	506
5.000%, 07/01/2027	400	421
5.000%, 07/01/2028	400	427
Knox County, Health Educational & Housing Facility Board, Westview Towers Project, RB, FHA
3.950%, 12/01/2027 (A)	500	496
Tennergy, Gas Revenue, Ser A, RB
5.500%, 12/01/2027	750	781
5.250%, 12/01/2026	700	718
4.000%, 09/01/2024	500	500

		4,850

Texas — 10.1%
Alvin, Independent School District, Ser B, GO, PSF-GTD
0.450%, 02/15/2036 (A)	2,000	1,984
Arlington, Higher Education Finance, Trinity Basein Preparatory, RB, PSF-GTD
5.000%, 08/15/2026	320	337
Arlington, Housing Finance, RB
4.500%, 04/01/2041 (A)	5,000	5,077
3.500%, 11/01/2043 (A)	11,000	10,904
Beaumont, GO
5.000%, 03/01/2024	265	268
Cameron County, Housing Finance, RB
3.500%, 12/01/2024 (A)	1,000	996

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Central Texas, Regional Mobility Authority, Ser F, RB
5.000%, 01/01/2025	$1,500	$1,518
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	1,000	949
Clifton, Higher Education Finance, Ser A, RB
5.000%, 08/15/2024	350	354
Coastal Bend, Health Facilities, Ser B, RB, AGM
4.240%, 07/01/2031 (A)	2,125	2,125
Cypress-Fairbanks, Independent School District, Ser B, GO, PSF-GTD
0.280%, 02/15/2040 (A)	1,365	1,304
Dallas, Hotel Occupancy Tax Revenue, RB
5.000%, 08/15/2024	505	513
Dallas-Fort Worth, International Airport Revenue, RB
5.000%, 11/01/2024	1,500	1,533
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	1,000	1,022
Denton, Independent School District, GO, PSF-GTD
Pre-Refunded @ 100
2.000%, 08/01/2023 (A)(E)	1,985	1,980
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
0.875%, 08/01/2050 (A)	780	732
0.720%, 08/01/2051 (A)	860	778
Galveston, Public Facility, The Oleanders at Broadway, RB, FHA
0.470%, 08/01/2025 (A)	1,500	1,432
Georgetown, Independent School District, Ser B-REMK, GO, PSF-GTD
2.500%, 08/01/2044 (A)	740	738
Georgetown, Independent School District, Ser B-REMK, GO, PSF-GTD
Pre-Refunded @ 100
2.500%, 08/01/2023 (A)(E)	540	539
Greater Texoma, Utility Authority, RB, AGM
4.000%, 10/01/2027	385	397
4.000%, 10/01/2028	525	546
Hale Center, Education Facilities, Wayland Baptist University Project, RB
5.000%, 03/01/2024	850	855
5.000%, 03/01/2025	450	455
Harlandale, Independent School District, GO, BAM
2.000%, 08/15/2040 (A)	3,135	3,090

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
5.000%, 06/01/2032 (A)	$1,625	$1,654
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
0.900%, 05/15/2050 (A)	1,000	935
Harris County, Health Facilities Development, Christus Health Project, Ser A, RB, AGM
4.330%, 07/01/2031 (A)	1,400	1,400
3.980%, 07/01/2031 (A)	1,400	1,400
Housing Synergy PFC, Multifamily Housing, Villages of Westlake Apartments, RB, FHA
3.500%, 08/01/2025 (A)	1,753	1,739
Houston, East Downtown, Redevelopment Authority, TA
5.000%, 09/01/2023	390	391
5.000%, 09/01/2025	295	300
Houston, Independent School District, GO, PSF-GTD
3.500%, 06/01/2039 (A)	9,590	9,527
Katy, Independent School District, GO, PSF-GTD
1.500%, 08/15/2050 (A)	1,000	974
Kilgore, Independent School District, GO, PSF-GTD
2.000%, 02/15/2052 (A)	2,190	2,110
Midland County, Public Facility, RB
0.350%, 06/01/2024 (A)	1,000	1,000
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	1,953
New Caney, Independent School District, GO, PSF-GTD
1.250%, 02/15/2050 (A)	1,305	1,263
North Hays County, Municipal Utility District No. 1, GO, BAM
3.000%, 08/15/2023	315	314
3.000%, 08/15/2024	325	323
3.000%, 08/15/2025	335	330
Odessa, Junior College District, RB, AGM
4.000%, 07/01/2024	325	327
Port Arthur, Port Authority, RB, BAM
5.000%, 02/15/2026	200	209
Prosper, Independent School District, GO, PSF-GTD
3.000%, 02/15/2053 (A)	3,045	3,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Antonio, Electric & Gas Systems Revenue, RB
4.430%, 02/01/2048 (A)	$2,500	$2,500
3.650%, 02/01/2053 (A)	1,000	1,003
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	8,438
San Antonio, Housing Trust Finance, Echo East Apartments, Ser A, RB, FNMA
0.500%, 05/01/2024	1,190	1,158
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	998
San Antonio, Water System, Ser B-REM, RB
4.210%, 05/01/2044 (A)	6,850	6,837
San Antonio, Water System, Ser Junior A, RB
2.625%, 05/01/2049 (A)	1,900	1,877
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health Project, RB
5.000%, 11/15/2052 (A)	1,000	1,038
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services Project, RB
5.000%, 11/15/2025	1,370	1,372
Texas State, Department of Housing & Community Affairs, RB
0.700%, 08/01/2040 (A)	1,830	1,822
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
3.960%, 12/15/2026 (A)	1,260	1,248
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
3.902%, 09/15/2027 (A)	3,060	3,029
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2023	500	502
Texas State, Municipal Power Agency, RB, AGM
3.000%, 09/01/2023	750	748
Williamson County, Municipal Utility District No. 19a, Ser A, GO, BAM
4.500%, 08/15/2023	235	236
4.500%, 08/15/2024	245	248
4.500%, 08/15/2025	250	256

		102,892

Utah — 0.1%
Ogden, School District, GO
5.000%, 06/15/2026	1,250	1,324

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 1.7%
Chesapeake Bay, Bridge & Tunnel District, RB, BAN
5.000%, 11/01/2023	$3,500	$3,515
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (A)	2,000	1,939
Louisa, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 11/01/2035 (A)	5,500	5,332
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	6,050	6,050
Virginia State, Port Authority, Commonwealth Port Fund, AMT, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (E)	500	512

		17,348

Washington — 1.3%
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser 2015S, RB
3.760%, 11/01/2045 (A)	6,000	5,859
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser S, RB
4.010%, 11/01/2045 (A)	1,525	1,525
King County, School District No. 405 Bellevue, GO
5.000%, 12/01/2024	2,500	2,563
Port of Seattle, AMT, RB
5.000%, 08/01/2026	1,500	1,556
Seattle, Housing Authority, Northgate Plaza Project, RB
1.000%, 06/01/2026	1,000	909
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/2026	1,000	991
Washington State, Higher Education Facilities Authority, Seattle University Project, RB
5.000%, 05/01/2024	160	162

		13,565

West Virginia — 1.2%
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,471

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Virginia, Economic Development Authority, RB
3.750%, 12/01/2042 (A)	$10,000	$9,919

		12,390

Wisconsin — 2.8%
Clayton Town, Winnebago County, Ser B, RB
2.000%, 06/01/2026	1,155	1,077
Milwaukee, Ser B3, GO
4.000%, 03/15/2028	1,115	1,122
Precision Metalforming Association, Levy & Aid Anticipation Notes Program, Ser B, RB
4.000%, 08/24/2023	500	500
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Ser S, RB
5.000%, 08/15/2054 (A)	1,000	1,044
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,162
0.650%, 03/01/2025	1,700	1,608
Wisconsin State, Housing & Economic Development Authority, Ser B, RB, FHA
0.500%, 11/01/2050 (A)	600	564
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.300%, 10/01/2046 (A)	1,000	991
Wisconsin State, Public Finance Authority, Renown Regional Medical Center Project, RB
5.000%, 06/01/2024	1,120	1,130
Wisconsin State, Public Finance Authority, Waste Management Project, AMT, RB
1.100%, 07/01/2029 (A)	10,550	9,638
1.100%, 04/01/2033 (A)	3,000	2,740
Wisconsin State, Ser 1, GO
5.000%, 05/01/2024	6,500	6,601

		28,177

Total Municipal Bonds
(Cost $1,021,388) ($ Thousands)		997,714

Total Investments in Securities — 98.3%
(Cost $1,021,388) ($ Thousands)		$997,714

Percentages are based on Net Assets of $1,015,483 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Short Duration Municipal Fund (Concluded)

(B)	Zero coupon security.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2023, the value of these securities amounted to $27,765 ($ Thousands), representing 2.7% of the Net Assets of the Fund.

(D)	Security is escrowed to maturity.
(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(F)	Securities are held in connection with a letter of credit issued by a major bank.

As of May 31, 2023, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.8%
California — 99.8%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	$1,390	$1,419
5.000%, 09/02/2025	990	1,028
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	1,000	1,091
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,136
5.000%, 02/01/2028	3,000	3,268
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	4,956
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	444
5.000%, 04/01/2030	425	477
5.000%, 04/01/2031	470	534
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2025	400	416
California State, Educational Facilities Authority, Stanford University Project, Ser V-3, RB
5.000%, 06/01/2033	2,055	2,488
California State, Educational Facilities Authority, University of Redlands Project, Ser A, RB
5.000%, 10/01/2023 (B)	830	835
California State, GO
5.000%, 08/01/2027	3,000	3,189
5.000%, 08/01/2028	2,665	2,889
5.000%, 08/01/2031	5,000	5,421
5.000%, 11/01/2031	7,500	8,650
5.000%, 10/01/2035	5,000	5,898
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,389
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,630
California State, Health Facilities Financing Authority, City of Hope Project, RB
5.000%, 11/15/2027	1,200	1,224

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
5.000%, 11/15/2024	$1,000	$1,001
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,465
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,581
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	2,001
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,088
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	533
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	945	913
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,415	1,404
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2030	3,000	3,474
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, Ser B, RB
5.000%, 11/01/2029	2,125	2,408
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	535	585
5.000%, 11/01/2032	850	933
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2024	500	505
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,120
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,017

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	$500	$509
5.000%, 07/01/2027	1,170	1,222
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	464
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,260
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
5.000%, 12/31/2028	1,000	1,054
5.000%, 06/30/2029	1,300	1,371
5.000%, 12/31/2029	1,000	1,055
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	517
5.000%, 06/01/2026	310	326
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	755
5.000%, 05/15/2030	900	979
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	518
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(C)	2,000	1,926
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,114
California State, Public Works Board, Various Capital Projects, RB
5.000%, 12/01/2035	2,000	2,330
California State, Public Works Board, Various Capital Projects, Ser B, RB
5.000%, 10/01/2028	2,005	2,179
California State, School Finance Authority, Aspire Public Schools, RB
5.000%, 08/01/2023 (C)	760	761
5.000%, 08/01/2023 (B)(C)	65	65

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2023	$500	$502
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,465
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	943
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,200
California State, University Systemwide, Ser B-2-REMK, GO
0.550%, 11/01/2049 (A)	3,000	2,643
California State, Various Purpose, GO
5.000%, 11/01/2026	5,000	5,333
5.000%, 03/01/2029	1,300	1,456
5.000%, 10/01/2030	1,230	1,390
California State, Various Purpose, Group B, GO
5.000%, 09/01/2026	2,000	2,126
Carlsbad, Unified School District, Ser B, GO
6.000%, 05/01/2034	2,750	2,814
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,239
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,030
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,360	1,217
Fresno, Joint Powers Financing Authority, Master Lease Project, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,550
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025 (B)	3,365	3,496
5.000%, 06/01/2026 (B)	1,500	1,593
5.000%, 06/01/2027 (B)	5,000	5,428
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM
5.000%, 09/01/2029	2,275	2,501
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	747

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 11/01/2025	$1,000	$1,044
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,027
5.000%, 05/01/2026	500	523
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2024	435	442
5.000%, 08/01/2025	570	591
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,056
Long Beach, Bond Finance Authority, RB
5.000%, 08/01/2034	760	914
5.000%, 08/01/2035	500	594
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,144
5.000%, 05/15/2027	2,000	2,115
Long Beach, Harbor Revenue, Ser C, AMT, RB
5.000%, 05/15/2026	2,370	2,432
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	628
5.000%, 07/01/2035	1,000	1,199
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,657
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser A, AMT, RB
5.000%, 05/15/2032	2,680	2,975
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser D, AMT, RB
5.000%, 05/15/2026	1,000	1,040
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	7,990	8,387
5.000%, 05/15/2028	1,000	1,066
5.000%, 05/15/2029	3,000	3,229
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, RB
5.000%, 05/15/2036	250	294

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Water & Power, Water System Revenue, Ser D, RB
5.000%, 07/01/2033	$385	$457
5.000%, 07/01/2034	545	646
5.000%, 07/01/2035	1,210	1,418
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,041
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2025	1,000	1,041
5.000%, 07/01/2026	1,000	1,065
5.000%, 07/01/2029	3,940	4,461
5.000%, 07/01/2031	5,000	5,795
Los Angeles, Unified School District, Ser B1, GO
5.000%, 07/01/2029	1,000	1,100
Modesto, Irrigation District, Ser A, RB
5.000%, 10/01/2034	700	837
5.000%, 10/01/2035	900	1,067
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	3,012
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	1,205	1,167
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
5.000%, 06/01/2028	1,100	1,122
Pittsburg, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,009
Redlands, Unified School District, San Bernadino County, GO
5.000%, 07/01/2028	1,000	1,087
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	560	581
5.000%, 10/01/2026	500	529
Riverside, Unified School District, Ser B, GO
4.000%, 08/01/2028	1,000	1,043
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2025	1,000	1,039
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	905
Sacramento, Municipal Utility District, Ser I, RB
5.000%, 08/15/2028	1,000	1,114

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sacramento, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 12/01/2024	$1,000	$1,023
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	511
5.000%, 07/01/2026	400	414
5.000%, 07/01/2027	500	524
5.000%, 07/01/2028	1,000	1,046
5.000%, 07/01/2031	5,000	5,476
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,227
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,079
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, RB
5.000%, 10/15/2032	350	417
5.000%, 10/15/2033	250	300
5.000%, 10/15/2034	250	299
5.000%, 10/15/2035	250	295
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, Ser A, RB
5.000%, 10/15/2029	300	341
5.000%, 10/15/2030	400	463
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB
5.000%, 10/15/2027	1,000	1,049
San Diego, Unified School District, Ser E-2, GO
5.000%, 07/01/2031	1,000	1,179
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
4.000%, 08/01/2031	2,000	2,142
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,581
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2031	2,500	2,909
5.000%, 05/01/2032	2,500	2,911

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco City & County, Public Utilities Commission Wastewater Revenue, Ser A, RB
5.000%, 10/01/2035	$2,000	$2,363
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,018
5.000%, 03/01/2026	1,780	1,833
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	560
5.000%, 03/01/2030	700	799
5.000%, 03/01/2031	860	998
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,083
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	983
3.000%, 08/01/2033	2,580	2,456
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,492
Solano County, COP
5.000%, 11/01/2025	700	732
Southern California, Public Power Authority, Milford Wind Corridor, Phase II Project, RB
5.000%, 07/01/2030	800	926
Southern California, Public Power Authority, Natural Gas Project, Ser A, RB
5.250%, 11/01/2025	2,930	3,002
Stockton, Redevelopment Agency, Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,051
5.000%, 09/01/2027	1,000	1,055
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	604
4.000%, 08/01/2028	435	454
4.000%, 08/01/2029	735	774
4.000%, 08/01/2030	1,320	1,397
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	546
University of California, Ser S, RB
5.000%, 05/15/2033	1,110	1,322
Upland, Community Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	1,280	1,328

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

California Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	$1,000	$1,039
5.000%, 04/01/2028	2,000	2,090
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,314

Total Municipal Bonds
(Cost $273,272) ($ Thousands)		257,786

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.910%**†	812,654	813

Total Cash Equivalent
(Cost $813) ($ Thousands)		813

Total Investments in Securities — 100.1%
(Cost $274,085) ($ Thousands)		$258,599

Percentages are based on Net Assets of $258,248 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2023, the value of these securities amounted to $2,752 ($ Thousands), representing 1.1% of the Net Assets of the Fund.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	257,786	–	257,786
Cash Equivalent	813	–	–	813
Total Investments in Securities	813	257,786	–	258,599

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$591	$47,457	$(47,235)	$—	$—	$813	$49	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.1%
Massachusetts — 98.1%
Boston, Ser A, GO
4.000%, 11/01/2031	$1,500	$1,626
Hingham, GO
4.000%, 02/15/2030	340	359
4.000%, 02/15/2031	320	337
Lowell, GO
5.000%, 09/01/2027	1,520	1,646
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	582
5.250%, 07/01/2031	750	889
5.000%, 07/01/2026	1,000	1,060
5.000%, 07/01/2027	1,500	1,622
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,167
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2029	1,000	1,058
5.000%, 08/01/2030	1,315	1,516
5.000%, 02/01/2032	1,000	1,181
5.000%, 02/01/2033	1,000	1,198
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	897
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,065
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,114
Massachusetts State, Department of Transportation, Sub-Ser C, RB
5.000%, 01/01/2027	1,020	1,091
Massachusetts State, Development Finance Agency, Babson College Project, RB
5.000%, 10/01/2033	1,115	1,238
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	200
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,130
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	585	629
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,124

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	$200	$207
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB
5.000%, 10/01/2029	1,000	1,106
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	515
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	521
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	506
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	211
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,059
Massachusetts State, Development Finance Agency, Harvard University, RB
5.000%, 11/15/2032	1,000	1,196
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	760
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,012
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	435
Massachusetts State, Development Finance Agency, Northeastern University, Ser A, RB
5.000%, 10/01/2025	970	1,010
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2050 (A)	1,000	1,105
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	509
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	403

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	$850	$859
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,045
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	700	701
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	229
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	894
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 01/01/2026	400	407
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	574
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	471
5.000%, 07/01/2032	440	504
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,048
5.000%, 07/01/2029	840	899
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,050
5.000%, 07/01/2028	1,250	1,328
5.000%, 07/01/2029	500	539
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,065
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	529
Massachusetts State, Ser B, GO
5.000%, 07/01/2026	1,000	1,059
5.000%, 07/01/2027	1,000	1,081
5.000%, 01/01/2028	1,500	1,639
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	2,500	2,942

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	$1,000	$1,089
5.000%, 09/01/2028	1,000	1,108
5.000%, 11/01/2030	1,000	1,153
5.000%, 11/01/2031	345	397
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,107
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/2030	1,500	1,692
University of Massachusetts, Building Authority, UMass Project, RB
5.000%, 11/01/2026	1,000	1,067
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,288
Worcester, GO
4.000%, 02/15/2030	285	297

Total Municipal Bonds
(Cost $64,557) ($ Thousands)		61,345

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.910%**†	369,725	370

Total Cash Equivalent
(Cost $370) ($ Thousands)		370

Total Investments in Securities — 98.7%
(Cost $64,927) ($ Thousands)		$61,715

Percentages are based on Net Assets of $62,514 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2023.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	61,345	–	61,345
Cash Equivalent	370	–	–	370
Total Investments in Securities	370	61,345	–	61,715

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Massachusetts Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended May 31, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$-	$16,836	$(16,466)	$—	$—	$370	$16	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 96.3%
Delaware — 2.1%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,111
5.000%, 01/01/2030	180	203
5.000%, 01/01/2031	115	132
5.000%, 01/01/2032	225	262
5.000%, 01/01/2033	225	262

		1,970

New Jersey — 79.6%
Bergen County, GO
3.000%, 07/15/2029	1,000	996
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,248
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,007
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	431
5.000%, 01/15/2026	1,820	1,904
Carlstadt, School District, GO
5.000%, 05/01/2025	500	508
Edison, GO
3.000%, 03/15/2033	1,635	1,578
Essex County, GO
5.000%, 08/01/2025	2,500	2,598
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	416
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	519
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
5.000%, 07/01/2026	1,000	1,027
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	527
Jersey City, Redevelopment Agency, RB
4.000%, 12/15/2031	1,000	1,069
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	130
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	425
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,130

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, American Water Company Project, AMT, RB
3.750%, 11/01/2034 (A)	$1,000	$996
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	2,000	1,924
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	650	732
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,056
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,201
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,356
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,033
5.000%, 07/01/2033	350	400
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,032
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,448
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,036
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	1,905	1,955
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	774
New Jersey State, Health Care Facilities Financing Authority, AtlantiCare Health System, RB
5.000%, 07/01/2026	1,000	1,049
5.000%, 07/01/2031	725	819

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	$2,000	$2,107
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2023	1,000	1,001
5.000%, 07/01/2031	1,080	1,136
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
5.000%, 07/01/2027	1,000	1,053
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2025	1,000	1,030
5.000%, 07/01/2032	1,225	1,397
5.000%, 07/01/2045 (A)	1,500	1,559
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,374
New Jersey State, Health Care Facilities Financing Authority, Virtua Health, RB
Pre-Refunded @ 100
5.000%, 01/01/2024 (B)	60	60
New Jersey State, Health Care Facilities Financing Authority, Virtua Health, RB
5.000%, 07/01/2026	940	949
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2033	2,400	2,618
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	675	724
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	750
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	528
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	765	752

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	$200	$218
5.000%, 07/01/2029	270	299
5.000%, 07/01/2030	260	288
5.000%, 07/01/2031	375	415
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	1,375	1,578
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	2,055	2,104
4.000%, 06/15/2035	500	507
4.000%, 06/15/2036	415	417
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2031	3,345	3,603
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2030	1,000	1,079
5.000%, 06/15/2036	940	1,022
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2028	1,430	1,524
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,086
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,027
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,053
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,515
5.000%, 01/01/2029	960	1,042
Ocean County, Ser A, GO
5.000%, 08/01/2027	700	728
Passaic County, Improvement Authority, Paterson Project, RB
5.000%, 06/15/2024	315	320
5.000%, 06/15/2025	250	259
5.000%, 08/01/2027	545	567
Rutgers State University, Ser M, RB
5.000%, 05/01/2027	1,000	1,050
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	548
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023 (C)	265	265

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	$540	$533
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	535
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	5	5
Verona, Board of Education, GO
5.000%, 03/01/2025	500	514

		76,463

New York — 13.0%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 10/15/2029	4,000	4,094
5.000%, 11/01/2032	2,415	2,615
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2025	2,000	2,011
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,401
4.000%, 07/15/2036	1,325	1,340

		12,461

Pennsylvania — 1.6%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,565

Total Municipal Bonds
(Cost $96,657) ($ Thousands)		92,459

	Shares
CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.910%**†	3,297,710	3,298

Total Cash Equivalent
(Cost $3,298) ($ Thousands)		3,298

Total Investments in Securities — 99.7%
(Cost $99,955) ($ Thousands)		$95,757

Percentages are based on Net Assets of $96,039 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	92,459	–	92,459
Cash Equivalent	3,298	–	–	3,298
Total Investments in Securities	3,298	92,459	–	95,757

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,992	$30,654	$(29,348)	$—	$—	$3,298	$71	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.9%
New York — 99.9%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	$900	$979
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2034	1,000	1,064
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	364
5.000%, 08/01/2027	275	290
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	533
Dutchess County, Local Development, Nuvance Health, Ser B, RB
5.000%, 07/01/2026	1,000	1,025
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (A)	525	512
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	682
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	836
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,280
Long Island, Power Authority, RB
5.000%, 09/01/2026	1,000	1,063
5.000%, 09/01/2027	1,000	1,086
1.000%, 09/01/2025	1,000	924
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,086
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,587
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,185
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,055
5.000%, 11/15/2026	1,000	1,029
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,056
Monroe County, Industrial Development Authority, University of Rochester Project, RB
5.000%, 07/01/2025	750	778

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	$1,050	$1,112
Nassau County, Interim Finance Authority, Ser A, RB
5.000%, 11/15/2030	2,160	2,532
4.000%, 11/15/2032	1,000	1,099
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,050
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,090
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2030	4,100	4,448
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2024	2,000	2,012
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,682
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	500	460
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,071
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,898
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,086
New York City, Ser C, GO
5.000%, 08/01/2032	3,345	3,802
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,077
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,104
New York City, Sub-Ser E1, GO
5.000%, 04/01/2035	700	813
New York City, Sub-Ser I, GO
5.000%, 04/01/2028	1,405	1,531
5.000%, 04/01/2030	675	759
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
5.000%, 07/15/2028	1,080	1,171
5.000%, 07/15/2031	1,000	1,163
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	2,000	2,340

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
5.000%, 10/01/2034	$1,000	$1,208
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
5.000%, 07/01/2026	1,000	1,026
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2027	500	541
5.000%, 07/01/2030	1,095	1,232
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2026	1,720	1,825
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2023	500	500
5.000%, 07/01/2024	1,000	1,016
New York State, Dormitory Authority, RB, AGM
5.000%, 10/01/2026	495	525
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,172
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,000	1,061
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	803
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,068
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/2025	500	520
5.000%, 07/01/2026	1,100	1,155
5.000%, 03/15/2028	905	916
5.000%, 10/01/2029	2,500	2,686
New York State, Dormitory Authority, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,344
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026 (B)	2,400	2,531
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026 (B)	2,750	2,901
5.000%, 03/15/2032	1,500	1,740

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	$1,500	$1,595
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
4.000%, 07/01/2030	830	877
New York State, Dormitory Authority, State University Dormitory Facilities Project, RB
5.000%, 07/01/2025	1,000	1,035
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 10/01/2025	2,500	2,464
New York State, Mortgage Agency, Ser 232, AMT, RB
5.000%, 04/01/2029	1,700	1,794
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,219
New York State, Thruway Authority, Ser K, RB
5.000%, 01/01/2030	745	765
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2034	1,860	2,020
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2032	1,000	1,083
5.000%, 12/01/2033	1,500	1,615
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2030	1,000	1,100
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,286
New York State, Transportation Development, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2025	1,000	1,029
New York State, Urban Development, RB
5.000%, 03/15/2025 (B)	5	5
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	1,615	1,832
Oyster Bay, GO, AGM
4.000%, 03/01/2028	825	867
Oyster Bay, GO, BAM
4.000%, 11/01/2026	800	827

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Schenectady County, Capital Resource, Union College Project, RB
5.000%, 07/01/2032	$700	$811
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,259
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,045
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, RB
5.000%, 11/15/2026	3,000	3,194
5.000%, 05/15/2035	500	582
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	767
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2025	260	265
5.000%, 07/01/2026	300	308
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	1,827

Total Municipal Bonds
(Cost $119,691) ($ Thousands)		114,960

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.910%**†	149,739	150

Total Cash Equivalent
(Cost $150) ($ Thousands)		150

Total Investments in Securities — 100.0%
(Cost $119,841) ($ Thousands)		$115,110

Percentages are based on Net Assets of $115,109 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	114,960	–	114,960
Cash Equivalent	150	–	–	150
Total Investments in Securities	150	114,960	–	115,110

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$314	$53,269	$(53,433)	$—	$—	$150	$80	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 100.8%
Pennsylvania — 100.8%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	$1,325	$1,440
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 02/01/2030	500	567
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	572
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,660
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,180
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,105
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,904
Berks County, Industrial Development Authority, Health Care Facilities, The Highlands At Wyomissing, RB
Pre-Refunded @ 102
5.000%, 05/15/2025 (A)	525	552
Bethel Park, School District, GO
5.000%, 08/01/2027	1,000	1,053
Chester County, GO
4.000%, 07/15/2029	300	318
4.000%, 07/15/2030	250	265
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2028	175	191
5.000%, 09/01/2029	375	417
Chester County, School Authority, Chester County Intermediate Unit Project, RB
5.000%, 03/01/2028	1,000	1,044
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	866
Dallastown Area, School District, GO
5.000%, 04/15/2026	1,000	1,028
Daniel Boone Area, School District, GO
5.000%, 04/01/2026	780	802
Daniel Boone Area, School District, GO
Pre-Refunded @ 100
5.000%, 04/01/2025 (A)	220	227

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	$600	$607
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	504
5.000%, 07/01/2028	500	505
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	651
5.000%, 11/01/2026	425	451
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	1,015	1,104
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,404
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,091
East Hempfield, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	661
Fairview, School District, GO, BAM
5.000%, 09/15/2029	500	562
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (B)	1,000	1,037
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,026
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,019
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	802
5.000%, 11/01/2028	1,360	1,412
Lancaster County, Hospital Authority, University of Pennsylvania Health System, Ser B, RB
5.000%, 08/15/2026	500	528
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	413
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,196
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,317

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (B)	$1,700	$1,552
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	995
Mifflin County, School District, Ser A, GO, BAM
5.000%, 09/01/2025	1,885	1,932
5.000%, 09/01/2026	690	708
5.000%, 09/01/2027	660	678
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	513
5.000%, 09/01/2028	1,500	1,604
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	745
Montgomery County, Ser C, GO
5.000%, 09/01/2030	500	567
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	428
5.000%, 07/01/2029	350	383
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	900	950
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	530
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,681
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	1,500	1,620
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (B)	1,000	980
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,036
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 02/01/2025	1,000	1,017
5.000%, 10/15/2029	750	820
5.000%, 10/15/2030	925	1,021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, GO
5.000%, 01/01/2026	$5,000	$5,228
5.000%, 05/01/2030	1,000	1,138
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2032	3,000	3,228
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,215
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB, AGM
5.000%, 06/15/2027	750	801
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
5.000%, 06/15/2026	1,000	1,051
5.000%, 06/15/2028	1,500	1,614
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, Ser A, RB
5.000%, 06/15/2026	1,500	1,578
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	922
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,074
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	545
Pennsylvania State, Housing Finance Agency, Ser 2022-139A, RB
4.250%, 10/01/2052	1,975	1,970
Pennsylvania State, Public School Building Authority, Harrisburg, Ser S, RB, AGM
5.000%, 12/01/2027	1,000	1,054
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
5.000%, 10/01/2027	1,635	1,694
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	536
5.000%, 07/01/2028	400	435
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2027	325	346
5.000%, 12/01/2029	700	789
5.000%, 12/01/2030	1,875	2,138
5.000%, 12/01/2031	1,000	1,153
5.000%, 12/01/2032	2,000	2,298

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2025	$600	$627
5.000%, 12/01/2032	1,550	1,771
5.000%, 12/01/2033	375	431
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	575
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	540
5.000%, 12/01/2034	1,000	1,133
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2031	1,100	1,201
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
5.000%, 06/15/2026	1,000	1,016
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	2,500	2,615
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,333
5.000%, 08/01/2026	2,200	2,260
5.000%, 08/01/2027	1,705	1,816
5.000%, 10/01/2029	2,000	2,085
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,120
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	810
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	1,005	1,052
Philadelphia, Industrial Development Authority, RB
5.000%, 10/01/2029	1,000	1,110
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,030
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	429
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	2,850	3,039
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,055
5.000%, 08/01/2027	1,000	1,075

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 05/01/2028	$1,000	$1,092
5.000%, 05/01/2031	1,000	1,143
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,407
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	782
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	504
5.000%, 11/01/2027	1,800	1,942
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,547
5.000%, 06/01/2034	800	917
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,080
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	1,000	1,137
Pittsburgh, GO
5.000%, 09/01/2027	415	448
Pittsburgh, Public Parking Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	415	429
Pittsburgh, Public Parking Authority, Ser A, RB
5.000%, 12/01/2025	645	660
Pittsburgh, School District, GO, AGM
5.000%, 09/01/2025	1,000	1,026
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,114
5.000%, 09/01/2029	750	841
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	504
Quaker Valley, School District, GO
5.000%, 10/01/2030	250	286
5.000%, 10/01/2031	325	373
Seneca Valley, School District, Ser C, GO
5.000%, 03/01/2027	1,000	1,029
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,022
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2025	500	516

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	$1,000	$1,165
5.000%, 06/01/2033	1,000	1,165
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,700
5.000%, 03/01/2027	1,000	1,073
5.000%, 03/01/2028	725	786
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,057
University of Pittsburgh, Commonwealth System of Higher Education, RB
4.000%, 04/15/2026	1,225	1,252
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,018
5.000%, 08/15/2026	1,610	1,672
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,030

Total Municipal Bonds
(Cost $153,508) ($ Thousands)		146,888

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.910%**†	440,784	$441

Total Cash Equivalent
(Cost $441) ($ Thousands)		441

Total Investments in Securities — 101.1%
(Cost $153,949) ($ Thousands)		$147,329

Percentages are based on Net Assets of $145,738 ($ Thousands).
†	Investment in Affiliated Security.
**	The rate reported is the 7-day effective yield as of May 31, 2023.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	146,888	–	146,888
Cash Equivalent	441	–	–	441
Total Investments in Securities	441	146,888	–	147,329

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,913	$22,301	$(23,773)	$—	$—	$441	$38	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 72.3%
Alabama — 2.9%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$671
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	3,000	3,133
Black Belt, Energy Gas District, Ser E, RB
5.000%, 05/01/2053 (A)	3,250	3,398
Black Belt, Energy Gas District, Sub-Ser, RB
4.804%, 07/01/2052 (A)	1,000	987
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Pre-Refunded @ 103
6.000%, 07/01/2025 (B)(C)	795	836
Jefferson County, Sewer Revenue Authority, Ser D, RB
6.500%, 10/01/2053	12,000	12,676
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	1,505
Southeast Alabama, Gas Supply District, Ser A, RB
4.000%, 06/01/2049 (A)	1,565	1,563
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser A, RB
4.500%, 05/01/2032 (C)	3,263	3,008
Tuscaloosa County, Industrial Development Authority, Ser A, RB
5.250%, 05/01/2044 (C)	2,865	2,530

		30,307

Alaska — 0.3%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (D)	200	–
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	3,480	3,679

		3,679

Arizona — 1.1%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (C)	1,090	1,028

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.000%, 01/01/2037	$1,000	$671
5.000%, 01/01/2038	675	451
4.500%, 01/01/2040	965	507
4.500%, 01/01/2049	1,000	544
4.250%, 01/01/2039	1,000	601
4.250%, 01/01/2040	750	442
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (C)(D)	3,000	1,650
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (C)	1,510	1,512
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	350	357
Maricopa County, Industrial Development Authority, Honor Health Project, Ser A, RB
4.125%, 09/01/2042	2,500	2,362
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	1,050	929
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	265	227

		11,281

Arkansas — 0.4%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
4.750%, 09/01/2049 (C)	4,250	3,864
Arkansas State, Development Finance Authority, United States Steel Project, AMT, RB
5.450%, 09/01/2052	785	764

		4,628

California — 9.4%
Alameda Corridor, Transportation Authority, Ser A-CONV, RB
0.000%, 10/01/2037 (E)(F)	2,000	1,005
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	4,956

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Community Choice Financing Authority, Clean Energy Project, Ser C, RB
5.250%, 01/01/2054 (A)	$7,000	$7,317
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
5.000%, 04/01/2049 (C)	1,000	823
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
5.000%, 02/01/2050 (C)	1,000	819
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail, AMT, RB
3.650%, 01/01/2050 (A)(C)	5,000	4,982
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (G)	930	427
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (C)	1,000	954
California State, Municipal Finance Authority, Palomar Health, Ser A, RB, AGM
5.250%, 11/01/2052	1,500	1,594
California State, Pollution Control Financing Authority, AMT, RB
7.500%, 12/01/2040 (C)	750	450
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (C)(D)	3,500	175
California State, Pollution Control Financing Authority, Rialto Bioenergy Facility Project, AMT, RB
6.750%, 12/01/2028 (C)	2,175	1,305
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
4.750%, 11/01/2046	1,500	1,519
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
4.300%, 07/01/2040	1,500	1,513
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (C)	500	444
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (C)	1,000	930
5.000%, 06/01/2051 (C)	1,000	911

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
5.250%, 12/01/2056 (C)	$2,150	$2,019
5.000%, 12/01/2041 (C)	2,500	2,418
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	6,000	6,104
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (C)	1,100	867
CSCDA, Community Improvement Authority, 1818 Platinum Triange-Anaheim, RB
4.000%, 04/01/2057 (C)	500	343
CSCDA, Community Improvement Authority, Atlanta-Glendale, Ser S, RB
3.500%, 10/01/2046 (C)	2,000	1,506
CSCDA, Community Improvement Authority, Dublin, RB
4.000%, 02/01/2057 (C)	1,000	696
CSCDA, Community Improvement Authority, MODA at Monrovia Station, RB
3.400%, 10/01/2046 (C)	1,000	766
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
4.000%, 12/01/2056 (C)	500	354
2.650%, 12/01/2046 (C)	2,225	1,702
CSCDA, Community Improvement Authority, The Link-Glendale, RB
4.000%, 07/01/2056 (C)	1,750	1,234
CSCDA, Community Improvement Authority, Towne-Glendale, RB
5.000%, 09/01/2037 (C)	2,800	2,626
0.000%, 09/01/2032 (C)(E)(F)	7,800	3,745
CSCDA, Community Improvement Authority, Waterscape Apartments, Ser B-MEZZ, RB
4.000%, 09/01/2046 (C)	425	338
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
5.000%, 09/01/2040	2,000	2,020
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (G)	58,000	5,867
Golden State, Tobacco Securitization, Sub-Ser, RB
3.850%, 06/01/2050	2,500	2,262
Long Beach, Towne Center Project, SAB
5.400%, 10/01/2023	650	653
Long Beach, Unified School District, Ser C, GO
4.000%, 08/01/2050	3,900	3,820

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Community College District, GO
2.106%, 08/01/2032	$3,600	$2,986
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (C)	1,000	982
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	6,832
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (G)	10,040	1,558
Palomar, Community College District, GO
1.836%, 08/01/2029	7,000	6,027
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (G)	5,410	2,920
Roseville, West Park Community Facilities Authority, SAB
5.000%, 09/01/2030	1,000	1,026
5.000%, 09/01/2031	1,000	1,026
5.000%, 09/01/2032	1,000	1,025
San Clemente, Special Tax Community, GO
5.000%, 09/01/2046	1,085	1,092
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (G)	5,700	1,050
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
0.000%, 06/01/2046 (G)	12,000	2,250
Tustin, Community Facilities District, GO
5.000%, 09/01/2040	750	757
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (G)	1,800	1,115

		100,110

Colorado — 1.7%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,438
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	469
5.000%, 12/01/2048	500	440
Berthoud-Heritage, Metropolitan District No. 10, Ser A, GO
4.750%, 12/01/2052	500	390
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
5.000%, 12/01/2037	525	512

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	$500	$385
Chambers Highpoint, Metropolitan District No. 2, GO
5.000%, 12/01/2041	515	455
Colorado International Center Metropolitan, District No. 7, GO
0.000%, 12/01/2027 (E)(F)	2,000	1,079
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (C)	600	423
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,000	1,850
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	694
Colorado State, School of Mines, Ser B, RB, AGM
5.250%, 12/01/2052	500	540
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,145	1,128
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	4,000	3,876
Great Western, Metropolitan District, GO
4.750%, 12/01/2050	1,000	855
Hogback, Metropolitan District, Ser A, GO
5.000%, 12/01/2051	590	505
Prairie Center, Metropolitan District No. 3, Ser A, RB
5.000%, 12/15/2041 (C)	875	853
Pronghorn Valley, Metropolitan District, Ser A, GO
4.000%, 12/01/2051	250	184
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 103
5.125%, 12/01/2023 (B)	550	570
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	768	637
Westgate, Metropolitan District, RB
5.125%, 12/01/2051	1,000	845

		18,128

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut — 0.2%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2046 (C)	$1,000	$825
5.000%, 09/01/2053 (C)	1,500	1,187
New Haven, Ser A, GO
5.000%, 08/01/2026	580	603

		2,615

Delaware — 1.1%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL, RB
7.120%, 10/01/2038 (C)	1,935	1,849
3.167%, 10/01/2038 (A)(C)	10,965	9,342

		11,191

Florida — 1.7%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,291
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
6.750%, 07/01/2037 (C)(D)	1,585	349
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (D)	750	60
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (C)	1,000	867
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (C)	3,500	2,581
Charlotte County, Industrial Development Authority, AMT, RB
4.000%, 10/01/2051 (C)	500	376
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (C)	765	533
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
4.500%, 06/01/2033 (C)	500	483
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (D)	400	140
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.250%, 10/01/2052	1,000	1,054
Miami-Dade County, Special Obligation, Sub-Ser, RB
0.000%, 10/01/2032 (G)	2,900	2,034

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	$1,990	$1,990
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (C)	3,620	3,631
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	950	688
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	630
4.000%, 05/15/2028	1,205	1,164
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	358

		18,229

Georgia — 2.2%
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052	1,620	1,163
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	989
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 12/01/2052 (A)	2,210	2,306
5.000%, 07/01/2053 (A)	3,500	3,690
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	5,500	5,638
5.500%, 07/01/2064	1,000	1,030
5.000%, 01/01/2059	500	502
5.000%, 07/01/2060	5,000	5,000
5.000%, 01/01/2063	1,700	1,711
4.000%, 01/01/2049	1,000	917

		22,946

Idaho — 0.1%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (C)	335	337
Spring Valley Community, Infrastructure District No. 1, SAB
3.750%, 09/01/2051 (C)	1,500	1,109

		1,446

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 5.7%
Chicago, Board of Education, GO, NATL
0.000%, 12/01/2023 (G)	$545	$534
Chicago, Board of Education, Ser C, GO
5.250%, 12/01/2035	2,500	2,505
5.000%, 12/01/2026	1,000	1,032
5.000%, 12/01/2027	500	519
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2046	3,500	3,383
Chicago, O'Hare International Airport, AMT, RB
5.000%, 07/01/2048	500	489
Chicago, O'Hare International Airport, Ser D, RB
5.000%, 01/01/2052	3,125	3,191
Chicago, Project and Refunding, Ser A, GO
6.000%, 01/01/2038	10,500	11,128
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (B)	2,500	2,565
Chicago, Wastewater Transmission Revenue Authority, Ser A, RB, AGM
5.250%, 01/01/2053	1,000	1,080
Hillside, TA
5.000%, 01/01/2030	1,345	1,336
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (C)	350	272
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (C)	1,000	766
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (D)	1,750	788
5.000%, 02/15/2037 (D)	1,750	787
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022 (D)	1,000	450
Illinois State, Finance Authority, Plymouth Place, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (B)	500	517
Illinois State, GO
5.500%, 05/01/2030	2,000	2,244
5.500%, 07/01/2038	1,500	1,503
5.000%, 05/01/2026	4,500	4,542
5.000%, 02/01/2039	5,000	5,016
Illinois State, RB
5.000%, 06/15/2026	2,000	2,002
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,553

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Ser B, GO
5.000%, 12/01/2026	$2,500	$2,627
Illinois State, Ser D, GO
5.000%, 11/01/2027	5,000	5,333
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
0.000%, 06/15/2045 (G)	7,500	2,615
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM
0.000%, 01/01/2029 (G)	400	323
0.000%, 01/01/2031 (G)	300	224
0.000%, 01/01/2033 (G)	100	68

		60,392

Indiana — 1.3%
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Pre-Refunded @ 100
5.000%, 07/01/2023 (B)	1,000	1,001
Indiana State, Finance Authority, Ohio Valley Electric Corp. Project, Ser 2012A, RB
4.250%, 11/01/2030	3,000	2,938
Indiana State, Finance Authority, Ohio Valley Electric Corp. Project, Ser 2012C, RB
3.000%, 11/01/2030	2,500	2,232
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (C)	10,600	7,987

		14,158

Iowa — 0.5%
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	85	85
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Pre-Refunded @ 100
5.400%, 11/15/2024 (A)(B)	603	616
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	980	970
Iowa State, Finance Authority, Tamid Waterloo Project, RB
8.000%, 01/01/2042 (C)	2,000	1,838
Iowa State, Tobacco Settlement Authority, Sub-Ser B-, RB
0.000%, 06/01/2065 (G)	11,490	1,267

		4,776

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kansas — 0.2%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	$1,025	$846
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	469
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	500	483
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (C)(G)	2,000	758

		2,556

Kentucky — 0.7%
Kentucky State, Economic Development Finance Authority, Bapitist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	767
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.000%, 11/15/2036	1,700	1,414
Scott County, School District Finance, RB, BAM
5.000%, 09/01/2041	5,000	5,522

		7,703

Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (C)	900	944
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (C)	500	441
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (C)	800	833

		2,218

Maine — 0.2%
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
5.000%, 07/01/2046	2,600	2,360

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland — 0.2%
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	$625	$634
Prince George's County, Chesapeake Lighthouse Charter School Project, RB
7.000%, 08/01/2048	1,500	1,579

		2,213

Massachusetts — 0.1%
Massachusetts State, Development Finance Agency, RB
5.250%, 07/01/2052	1,500	1,560

Michigan — 2.3%
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (A)(F)	5,800	4,264
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
5.000%, 07/01/2033	3,000	3,034
Michigan State, Finance Authority, Local Government Loan Program, RB
4.500%, 10/01/2029	5,750	5,717
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	245
4.800%, 09/01/2040	185	153
4.300%, 09/01/2030	120	108
Michigan State, Finance Authority, RB
0.000%, 06/01/2045 (G)	5,000	1,156
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (G)	28,500	2,880
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2-CLASS, RB
0.000%, 06/01/2065 (G)	20,000	1,958
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (G)	125,250	4,850

		24,365

Minnesota — 0.6%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	615	595
Minneapolis, Education Authority, Twin Cities International School, RB
5.000%, 12/01/2032 (C)	750	753

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minneapolis, NorthEast College Prep Project, RB
5.000%, 07/01/2055	$710	$569
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
5.850%, 11/01/2058 (A)(C)	500	491
St. Cloud, Health Care Revenue, Centracare Health System, RB
4.000%, 05/01/2049	4,000	3,627
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	275	253

		6,288

Missouri — 0.7%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	801
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	4,005	4,297
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,345	2,361

		7,459

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
5.250%, 05/15/2052	1,500	1,175

Nevada — 0.8%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (C)	3,000	2,690
5.125%, 12/15/2037 (C)	2,305	1,772
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (C)(G)	10,000	1,000
Reno, Sub-Ser, TRAN
0.000%, 07/01/2058 (C)(G)	23,000	2,907

		8,369

New Hampshire — 0.4%
New Hampshire State, Business Finance Authority, Ser 1-, RB
3.787%, 09/20/2034 (C)	4,084	3,733

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey — 1.7%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	$2,500	$2,486
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,194
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	421
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,022
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	770	773
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
5.250%, 06/15/2041	1,250	1,269
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser CC, RB
5.500%, 06/15/2050	500	545
Newark, GO, NATL
0.000%, 04/01/2033 (G)	6,220	3,719
Passaic County, Improvement Authority, Paterson Arts & Science Charter School Project, RB
5.375%, 07/01/2053	500	502
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2039	2,500	2,508

		18,439

New York — 8.1%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,483
Hempstead Town, Local Development, Acadamy Charter School Project, RB
4.600%, 02/01/2051	500	367
Hempstead Town, Local Development, Academy Christian School Project, RB
6.760%, 02/01/2048	1,000	1,044
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,500	1,235

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
5.810%, 03/01/2026 (A)	$425	$431
5.800%, 03/01/2025 (A)	400	402
New York City, Municipal Water Finance Authority, RB
3.400%, 06/15/2046 (A)	10,000	10,000
New York City, Municipal Water Finance Authority, Sub-Ser, RB
3.000%, 06/15/2044 (A)	7,000	7,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 08/01/2048	5,000	4,860
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E-1, RB
3.000%, 02/01/2051	1,000	747
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (G)	57,000	4,097
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (G)	28,000	2,101
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,128
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (C)	4,000	4,006
5.000%, 11/15/2044 (C)	10,750	10,514
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2025	5,000	5,056
5.000%, 01/01/2029	545	562
5.000%, 01/01/2033	4,085	4,207
5.000%, 10/01/2040	1,500	1,517
4.375%, 10/01/2045	3,000	2,834
4.000%, 10/01/2030	1,000	994
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.250%, 08/01/2031	1,300	1,338
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2046	3,985	3,876

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (G)	$21,000	$2,281
Syracuse, Industrial Development Agency, Carousel Center Project, Ser B, RB
5.693%, 01/01/2028 (C)	1,600	1,524
TSASC, Tobacco Settlement Bond, Ser A, RB
5.000%, 06/01/2033	5,790	6,019
TSASC, Tobacco Settlement Bond, Sub-Ser, RB
5.000%, 06/01/2045	4,250	3,986
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	735
5.250%, 09/15/2053	2,500	1,767

		86,111

North Dakota — 0.1%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (C)(D)	1,500	825
6.625%, 12/15/2031 (C)(D)	1,000	550

		1,375

Ohio — 2.2%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	4,800	4,440
0.000%, 06/01/2057 (G)	36,500	4,054
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	3,714
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (C)(D)	650	188
6.500%, 12/01/2037 (C)(D)	1,100	319
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (C)(D)	1,900	665
6.000%, 04/01/2038 (C)(D)	1,615	565
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	3,500	3,457
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (C)	2,250	2,026
Pickerington, Local School District, GO
4.375%, 12/01/2049	1,000	1,003

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.500%, 12/01/2030 (C)	$3,000	$2,545

		22,976

Oklahoma — 0.6%
Comanche County, Hospital Authority, RB
5.000%, 07/01/2025	1,500	1,494
Oklahoma State, Development Finance Authority, Alden Group Renewable Energy, AMT, RB
8.000%, 12/01/2041 (C)	2,500	1,959
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,536
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (D)	2,163	6
6.875%, 11/01/2046 (D)	1,081	3
6.625%, 11/01/2036 (D)	522	1

		5,999

Oregon — 0.1%
Clackamas County, Hospital Facility Authority, Willametter View Project, RB
5.000%, 11/15/2052	1,500	1,309
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (C)(D)	11,100	55

		1,364

Other — 0.4%
Freddie Mac, Multifamily ML Certificates, RB
4.140%, 01/25/2040 (A)	5,000	4,574

Pennsylvania — 2.4%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Pre-Refunded @ 102
5.000%, 05/15/2025 (B)	300	315
Blythe, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (B)	3,750	4,289
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (C)	253	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	$495	$484
Lancaster County, Hospital Authority, Penn State Health System Project, RB
5.000%, 11/01/2046	2,500	2,585
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2051	3,000	3,072
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2034	2,000	2,137
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(C)	2,040	2,282
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.250%, 06/30/2053	5,000	5,117
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.500%, 12/01/2058 (C)	2,000	1,795
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (C)	2,800	2,885
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	195	195
West Cornwall, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	120	119

		25,524

Puerto Rico — 8.6%
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2030 (D)	200	143
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
3.988%, 07/01/2029 (A)	9,040	8,333
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (D)	1,380	969
Puerto Rico, Electric Power Authority, Ser ZZ, RB
5.250%, 07/01/2019 (D)	1,265	889

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	$12,699	$10,477
Puerto Rico, Highway & Transportation Authority, Ser A, RB
5.000%, 07/01/2062	1,720	1,649
Puerto Rico, Highway & Transportation Authority, Ser B, RB
0.000%, 07/01/2032 (G)	1,118	710
Puerto Rico, Highway & Transportation Authority, Ser C, RB
0.000%, 07/01/2032 (E)(F)	9,412	5,717
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A2, RB
4.784%, 07/01/2058	11,604	10,660
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	2,000	1,903
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	6,253	5,975
0.000%, 07/01/2046 (G)	12,100	3,255
0.000%, 07/01/2051 (G)	37,000	7,322
Puerto Rico, Ser A, GO
0.000%, 07/01/2024 (G)	399	380
0.000%, 07/01/2033 (G)	4,500	2,637
Puerto Rico, Ser A1, GO
4.000%, 07/01/2041	5,000	4,173
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(E)	16,691	8,137
Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/2051 (A)(E)	18,427	8,891
Puerto Rico, Sub-Ser, GO
0.000%, 11/01/2051 (A)(E)	23,505	9,373

		91,593

Rhode Island — 0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (G)	6,890	1,118
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	7,000	6,866

		7,984

South Carolina — 0.8%
South Carolina State, Jobs-Economic Development Authority, Bon Secours Mercy Health, RB
5.000%, 12/01/2046	2,000	2,097

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (C)(D)	$1,000	$400
5.250%, 02/01/2027 (C)(D)	1,000	400
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (D)	155	127
South Carolina State, Public Service Authority, Santee Cooper Project, Ser C, RB
5.784%, 12/01/2041	5,059	5,276

		8,300

Tennessee — 1.5%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,792
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037	700	509
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (C)	495	496
Shelby County, Health Educational & Housing Facilities Board, The Farms at Baily Station, RB
5.750%, 10/01/2059	2,500	1,789
Tennergy, Gas Supply, Ser A, RB
5.500%, 10/01/2053 (A)	5,000	5,272
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,396
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	3,981

		16,235

Texas — 3.1%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (C)	3,000	2,563
7.500%, 12/01/2045 (C)	1,750	1,136
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (C)	500	412
Brazoria County, Industrial Development, Aleon Renewable Metals, AMT, RB
10.000%, 06/01/2042 (A)(C)	1,500	1,430

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (C)	$9,255	$9,729
7.000%, 03/01/2039	500	461
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (C)	2,000	1,821
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
6.125%, 08/15/2048	1,250	1,253
6.000%, 08/15/2038	1,500	1,514
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046	1,250	563
5.000%, 07/01/2031	250	112
5.000%, 07/01/2046	2,000	1,185
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	1,500	1,305
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	448
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	428
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, AMT, RB
4.000%, 01/01/2050 (C)	1,500	1,056
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, RB
6.000%, 01/01/2025 (C)	1,000	941
Port Isabel, GO
5.100%, 02/15/2049 (C)	1,000	1,012
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	673
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
4.710%, 12/15/2026 (A)	3,000	2,939
Texas State, Private Activity Bond, Surface Transportation, AMT, RB
5.000%, 06/30/2058	500	492
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (C)(D)	2,500	1,825

		33,298

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Utah — 0.3%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (C)	$500	$369
UIPA Crossroads, Public Infrastructure District, TA
4.375%, 06/01/2052 (C)	1,000	848
Utah Charter School, Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (C)	1,300	1,119
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (C)	500	483

		2,819

Vermont — 0.1%
Vermont State, Student Assistance, Ser A, AMT, RB
5.000%, 06/15/2028	550	561

Virgin Islands — 0.6%
Matching Fund Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2027	1,840	1,856
5.000%, 10/01/2032	4,530	4,496

		6,352

Virginia — 1.7%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (C)	4,600	4,327
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	353
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	1,000	883
James City County, Economic Development Authority, United Methodist Home Project, RB
Pre-Refunded @ 100
6.000%, 06/01/2023 (B)	2,119	2,119
Lewistown, Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	59
Lewistown, Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (D)	80	63

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	$2,000	$1,843
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (C)	6,565	6,042
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	2,500	2,477

		18,166

Washington — 0.7%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
5.000%, 12/01/2028	1,000	1,026
Washington State, Convention Center Public Facilities District, RB
4.000%, 07/01/2031	1,000	951
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (C)	225	206
4.000%, 07/01/2028 (C)	400	366
3.700%, 07/01/2023 (C)	125	125
Washington State, Housing Finance Commission, Living Care Centers, RB
3.600%, 10/01/2031 (A)(H)	1,650	1,650
Washington State, Tobacco Settlement Authority, RB
5.250%, 06/01/2032	1,155	1,144
5.250%, 06/01/2033	2,500	2,470

		7,938

West Virginia — 0.6%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (G)	73,250	6,770

Wisconsin — 2.8%
Wisconsin State, Center District, Junior Dedicated Tax Revenue, Ser D, RB, AGM
0.000%, 12/15/2045 (G)	5,000	1,680
Wisconsin State, Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
0.000%, 12/15/2045 (G)	8,110	2,725
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	799

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	$1,500	$1,174
5.000%, 08/01/2028	1,140	1,098
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,344
5.000%, 03/01/2048	1,500	1,341
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,026
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A-DELRAY, RB
7.000%, 11/01/2046 (C)(D)	3,500	2,100
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (C)	1,000	710
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (C)	3,250	3,523
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (C)	2,770	2,307
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (C)	1,750	1,492
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	865
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (C)	5,070	3,118
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (C)	2,500	2,105

		29,407

Total Municipal Bonds
(Cost $814,078) ($ Thousands)		769,670

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 18.9%
Financials — 16.0%
Ally Financial
4.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.868%(A)(I)	$1,000	$708
American Express
3.550%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.854%(A)(I)	5,000	4,097
Australia & New Zealand Banking Group
6.750%, USD ICE Swap 11:00 NY 5 Yr + 5.168%(A)(C)(I)	6,900	6,680
Bank of America
6.500%, TSFR3M + 4.436%(A)(I)	800	800
6.250%, TSFR3M + 3.967%(A)(I)	5,000	4,907
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.231%(A)(I)	3,800	3,708
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.760%(A)(I)	3,000	2,505
Bank of New York Mellon
4.625%, TSFR3M + 3.393%(A)(I)	2,200	1,936
3.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.630%(A)(I)	5,800	4,702
3.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.352%(A)(I)	5,000	4,372
Bank of Nova Scotia
8.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.389%, 10/27/2082 (A)	3,200	3,287
Barclays PLC
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.672%(A)(I)	1,800	1,690
7.750%, USD Swap Semi 30/360 5 Yr Curr + 4.842%(A)(I)	1,000	968
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.410%(A)(I)	3,000	1,983
Benloch Ranch, Improvement Association No. 2
10.000%, 12/01/2051 (C)(J)	6,000	5,850
BNP Paribas
9.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.969%(A)(C)(I)	2,400	2,490
6.625%, USD Swap Semi 30/360 5 Yr Curr + 4.149%(A)(C)(I)	1,500	1,442
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.196%(A)(C)(I)	8,000	6,231

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BP Capital Markets PLC
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.036%(A)(I)	$600	$576
Capital One Financial
3.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.157%(A)(I)	5,300	3,940
Charles Schwab
5.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%(A)(I)	300	289
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(A)(I)	6,000	4,903
Citigroup
6.250%, TSFR3M + 4.779%(A)(I)	2,000	1,935
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(A)(I)	3,000	2,569
3.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.417%(A)(I)	4,400	3,663
Citizens Financial Group
6.375%, ICE LIBOR USD 3 Month + 3.157%(A)(I)	2,380	1,958
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.313%(A)(I)	2,200	1,942
CoBank ACB
6.250%, ICE LIBOR USD 3 Month + 4.660%(A)(I)	500	468
Credit Agricole MTN
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.237%(A)(C)(I)	3,000	2,367
Depository Trust & Clearing
3.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.606%(A)(C)(I)	750	556
Discover Financial Services
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(A)(I)	500	464
Fifth Third Bancorp
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(A)(I)	500	431
Goldman Sachs Group
5.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.623%(A)(I)	1,000	967
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(A)(I)	2,500	2,033
HSBC Holdings PLC
6.000%, USD ICE Swap 11:00 NY 5 Yr + 3.746%(A)(I)	1,500	1,330

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Huntington Bancshares
5.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.945%(A)(I)	$600	$529
4.450%, H15T7Y + 4.045%(A)(I)	3,800	3,021
ING Groep
6.500%, USD Swap Semi 30/360 5 Yr Curr + 4.446%(A)(I)	3,500	3,243
5.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.342%(A)(I)	1,000	886
JPMorgan Chase
6.750%, TSFR3M + 4.042%(A)(I)	6,900	6,909
3.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.850%(A)(I)	2,800	2,470
KeyCorp
5.000%, TSFR3M + 3.868%(A)(I)	3,000	2,091
Lloyds Banking Group PLC
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.913%(A)(I)	4,800	4,412
M&T Bank
5.125%, ICE LIBOR USD 3 Month + 3.520%(A)(I)	500	380
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.174%(A)(I)	3,300	2,540
3.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.679%(A)(I)	2,000	1,299
MetLife
3.850%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.576%(A)(I)	3,800	3,528
Nordea Bank Abp MTN
6.125%, USD Swap Semi 30/360 5 Yr Curr + 3.388%(A)(C)(I)	2,500	2,358
PNC Financial Services Group
6.250%, H15T7Y + 2.808%(A)(I)	2,100	1,906
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%(A)(I)	3,400	3,047
3.400%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.595%(A)(I)	1,000	747
Reagan Ranch Development LLC
8.500%, 09/01/2031	5,000	3,880
Royal Bank of Scotland Group PLC
8.000%, USD Swap Semi 30/360 5 Yr Curr + 5.720%(A)(I)	200	197
Societe Generale
8.000%, USD ICE Swap 11:00 NY 5 Yr + 5.873%(A)(C)(I)	1,800	1,683

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.375%, USD Swap Semi 30/360 5 Yr Curr + 4.302%(A)(C)(I)	$700	$672
Standard Chartered PLC
7.014%, ICE LIBOR USD 3 Month + 1.460%(A)(C)(I)	4,000	3,810
Toll Road Investors Partnership II
0.000%, 02/15/2043 (C)(G)	20,801	5,721
Toronto-Dominion Bank
8.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.075%, 10/31/2082 (A)	4,000	4,099
Truist Financial
4.800%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.003%(A)(I)	10,400	8,684
UBS Group
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.313%(A)(C)(I)	6,000	4,095
UBS Group Funding Switzerland
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(C)(I)	600	573
US Bancorp
3.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.541%(A)(I)	7,200	5,250
Voya Financial
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.358%(A)(I)	1,700	1,598
Wells Fargo
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(A)(I)	2,200	1,927

		170,302

Health Care — 1.3%
CommonSpirit Health
4.187%, 10/01/2049	4,300	3,453
Cottage Health Obligated Group
3.304%, 11/01/2049	1,500	1,083
Providence St. Joseph Health Obligated Group
5.403%, 10/01/2033	4,000	3,960
Toledo Hospital
5.325%, 11/15/2028	2,500	2,076
4.982%, 11/15/2045	1,000	615
Tower Health
4.451%, 02/01/2050	5,540	2,479

		13,666

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 1.6%
Dominion Energy
4.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.993%(A)(I)	$9,000	$7,764
4.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.195%(A)(I)	800	674
Duke Energy
4.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.388%(A)(I)	6,100	5,863
NiSource
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.843%(A)(I)	2,500	2,485
Pacific Gas & Electric
3.400%, 08/15/2024	100	97

		16,883

Total Corporate Obligations
(Cost $231,446) ($ Thousands)		200,851

	Shares
PREFERRED STOCK — 4.8%
Communication Services — 0.3%
AT&T
4.750%(I)	137,000	2,896

Consumer Discretionary — 0.1%
Dairy Farmers of America
7.875%*(I)	15,000	1,380

Financials — 4.2%
Allstate
7.375%(I)	10,000	264
4.750%(I)	23,980	521
Arch Capital Group
5.450%(I)	13,693	327
Associated Banc-Corp
5.875%(I)	9,315	150
Capital One Financial
5.000%(I)	71,700	1,413
Citigroup (A)
6.875%, TSFR3M + 4.392%(A)(I)	81,983	2,059
Equitable Holdings
5.250%(I)	25,000	498
4.300%(I)	25,209	418
Fifth Third Bancorp (A)
6.625%, ICE LIBOR USD 3 Month + 3.710%(A)(I)	80,000	1,971

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Fulton Financial
5.125%(I)	20,189	$322
Goldman Sachs Group (A)
8.977%, ICE LIBOR USD 3 Month + 3.640%(A)(I)	223,594	5,635
6.166%, ICE LIBOR USD 3 Month + 0.670%(A)(I)	30,599	631
KeyCorp (A)
6.125%, TSFR3M + 4.154%(A)(I)	4,000	81
M&T Bank (A)
5.625%, ICE LIBOR USD 3 Month + 4.020%(A)(I)	12,841	298
MetLife
5.625%(I)	21,291	511
4.750%(I)	191,891	3,988
Morgan Stanley (A)
7.125%, ICE LIBOR USD 3 Month + 4.320%(A)(I)	106,623	2,698
6.875%, ICE LIBOR USD 3 Month + 3.940%(A)(I)	53,657	1,349
5.960%, ICE LIBOR USD 3 Month + 0.700%(A)(I)	161,113	3,396
NY Community Bancorp (A)
6.375%, ICE LIBOR USD 3 Month + 3.821%(A)(I)	110,000	2,397
Regions Financial
6.375%, ICE LIBOR USD 3 Month + 3.536%(A)(I)	2,600	57
5.700%, ICE LIBOR USD 3 Month + 3.148%(A)(I)	16,000	317
4.450%(I)	49,094	806
RenaissanceRe Holdings
4.200%(I)	40,000	713
State Street (A)
5.900%, TSFR3M + 3.370%(A)(I)	126,855	3,136
Stifel Financial
4.500%(I)	37,500	586
Synovus Financial (A)
5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127%(A)(I)	8,489	172
US Bancorp (A)
6.280%, ICE LIBOR USD 3 Month + 1.020%(A)(I)	500	359
5.860%, ICE LIBOR USD 3 Month + 0.600%(A)(I)	10,051	177
Valley National Bancorp (A)
6.250%, ICE LIBOR USD 3 Month + 3.850%(A)(I)	20,903	357
Voya Financial (A)
5.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210%(A)(I)	105,000	2,442

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Webster Financial
6.500%(I)	36,337	$761
5.250%(I)	42,731	773
Wells Fargo (A)
7.500%*(I)	1,018	1,147
6.625%, ICE LIBOR USD 3 Month + 3.690%(A)(I)	50,433	1,257
5.850%, ICE LIBOR USD 3 Month + 3.090%(A)(I)	120,000	2,973
5.625%(I)	5,000	113

		45,073

Utilities — 0.2%
Duke Energy
5.750%(I)	8,727	222
Entergy Texas
5.375%(I)	39,700	949
NSTAR Electric
4.780%(I)	10,708	952

		2,123

Total Preferred Stock
(Cost $55,466) ($ Thousands)		51,472

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 2.0%
United States Treasury Bill
0.000%, 08/17/2023 (K)	$14,200	14,046

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.000%, 08/24/2023 (K)	$2,600	$2,569
0.000%, 09/12/2023 (K)	2,200	2,168
0.000%, 09/26/2023 (K)	2,500	2,457

Total U.S. Treasury Obligations
(Cost $21,239) ($ Thousands)		21,240

MORTGAGE-BACKED SECURITY — 0.4%
Real Estate — 0.4%
FHLMC
3.850%, 07/01/2039	4,224	3,821

Total Mortgage-Backed Security

(Cost $3,854) ($ Thousands)		3,821

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.910%**†	4,193,728	4,194

Total Cash Equivalent
(Cost $4,194) ($ Thousands)		4,194

Total Investments in Securities — 98.8%
(Cost $1,130,277) ($ Thousands)		$1,051,248

A list of the open futures contracts held by the Fund at May 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Short Contracts
U.S. 10-Year Treasury Note	(47)	Sep-2023	$(5,369)	$(5,380)	$(11)
U.S. Ultra Long Treasury Bond	(14)	Sep-2023	(1,885)	(1,916)	(31)
			$(7,254)	$(7,296)	$(42)

Percentages are based on Net Assets of $1,064,147 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2023, the value of these securities amounted to $229,068 ($ Thousands), representing 21.5% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	No interest rate available.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Zero coupon security.
(H)	Securities are held in connection with a letter of credit issued by a major bank.
(I)	Perpetual security with no stated maturity date.
(J)	Level 3 security in accordance with fair value hierarchy.
(K)	Interest rate represents the security's effective yield at the time of purchase.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Tax-Advantaged Income Fund (Concluded)

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Municipal Bonds	–	769,670	–	769,670
Corporate Obligations	–	195,001	5,850	200,851
Preferred Stock	38,950	12,522	–	51,472
U.S. Treasury Obligations	–	21,240	–	21,240
Mortgage-Backed Security	–	3,821	–	3,821
Cash Equivalent	4,194	–	–	4,194
Total Investments in Securities	43,144	1,002,254	5,850	1,051,248

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(42)	–	–	(42)
Total Other Financial Instruments	(42)	–	–	(42)

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

*	Futures contracts and forward contracts are valued at unrealized appreciation (depreciation) on the instrument.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$685	$50,622	$(47,113)	$—	$—	$4,194	$113	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

(Unaudited)

Portfolio Abbreviations
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Co.
AMT — Alternative Minimum Tax
BAM — Build America Mutual Assurance Corp.
BAN — Bond Anticipation Note
Cl — Class
COP — Certificate of Participation
FHA— Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
LIBOR— London Interbank Offered Rate
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corp.
PSF-GTD — Permanent School Board Loan Fund
Q-SBLF — Qualified State Bond Loan Fund
RB — Revenue Bond
SAB — Special Assessment Bond
Ser— Series
TA — Tax Allocation
TRAN – Tax Revenue Anticipation Note
USD — U.S. Dollar

SEI Tax Exempt Trust